UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2016

VP Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Common Stocks	% of net assets
Alphabet, Inc., Class A	1.9%
Microsoft Corp.	1.8%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.3%
Exxon Mobil Corp.	1.3%
Procter & Gamble Co. (The)	1.2%
Merck & Co., Inc.	1.1%
Facebook, Inc., Class A	1.0%
Intel Corp.	1.0%
PepsiCo, Inc.	1.0%

Top Five Common Stocks Industries	% of net assets
Software	4.0%
Biotechnology	3.2%
Pharmaceuticals	3.0%
Internet Software and Services	2.9%
Food Products	2.6%

Key Fixed-Income Portfolio Statistics
Average Duration (effective)	5.4 years
Weighted Average Life	7.5 years

Types of Investments in Portfolio	% of net assets
Common Stocks	58.8%
Corporate Bonds	13.1%
U.S. Treasury Securities	11.2%
U.S. Government Agency Mortgage-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	2.0%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.4%
U.S. Government Agency Securities	0.6%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.5%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	(1.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,030.70	$4.14	0.82%
Class I (before waiver)	$1,000	$1,030.70(2)	$4.54	0.90%
Class II (after waiver)	$1,000	$1,009.60(3)	$1.76(4)	1.07%
Class II (before waiver)	$1,000	$1,009.60(2)(3)	$1.89(4)	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,020.79	$4.12	0.82%
Class I (before waiver)	$1,000	$1,020.39	$4.52	0.90%
Class II (after waiver)	$1,000	$1,019.54(5)	$5.37(5)	1.07%
Class II (before waiver)	$1,000	$1,019.15(5)	$5.77(5)	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from May 2, 2016 (commencement of sale) through June 30, 2016.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 60, the number of days in the period from May 2, 2016 (commencement of sale) through June 30, 2016, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 58.8%
Aerospace and Defense — 1.2%
Boeing Co. (The)	6,718	$872,467
Spirit AeroSystems Holdings, Inc., Class A(1)	10,846	466,378
		1,338,845
Airlines — 0.8%
Alaska Air Group, Inc.	2,253	131,327
Delta Air Lines, Inc.	3,237	117,924
JetBlue Airways Corp.(1)	15,823	262,029
United Continental Holdings, Inc.(1)	11,106	455,790
		967,070
Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	18,864	484,050
Lear Corp.	4,432	451,001
		935,051
Banks — 1.7%
Citigroup, Inc.	24,598	1,042,709
JPMorgan Chase & Co.	5,414	336,426
SunTrust Banks, Inc.	7,976	327,654
Wells Fargo & Co.	6,186	292,784
		1,999,573
Beverages — 1.2%
Coca-Cola Co. (The)	1,794	81,322
Dr Pepper Snapple Group, Inc.	2,065	199,541
PepsiCo, Inc.	10,902	1,154,958
		1,435,821
Biotechnology — 3.2%
AbbVie, Inc.	14,664	907,848
Amgen, Inc.	6,734	1,024,578
Biogen, Inc.(1)	2,942	711,435
Gilead Sciences, Inc.	11,400	950,988
United Therapeutics Corp.(1)	649	68,742
		3,663,591
Building Products — 0.7%
Owens Corning	12,276	632,459
USG Corp.(1)	7,255	195,595
		828,054
Capital Markets — 0.2%
Eaton Vance Corp.	7,070	249,854
Chemicals — 2.2%
Air Products & Chemicals, Inc.	5,097	723,978
Cabot Corp.	11,283	515,182
Dow Chemical Co. (The)	14,167	704,241

	Shares/ Principal Amount	Value
PPG Industries, Inc.	5,768	$600,737
		2,544,138
Communications Equipment — 1.0%
Cisco Systems, Inc.	38,424	1,102,385
Consumer Finance — 1.6%
American Express Co.	11,010	668,968
Discover Financial Services	12,187	653,101
Synchrony Financial(1)	21,594	545,896
		1,867,965
Containers and Packaging — 0.1%
Avery Dennison Corp.	2,293	171,402
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	3,064	443,637
MSCI, Inc., Class A	1,160	89,459
Nasdaq, Inc.	8,702	562,758
		1,095,854
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	21,298	920,286
Verizon Communications, Inc.	18,490	1,032,482
		1,952,768
Electric Utilities — 0.2%
NextEra Energy, Inc.	1,520	198,208
Energy Equipment and Services — 0.8%
Atwood Oceanics, Inc.	9,678	121,169
Dril-Quip, Inc.(1)	568	33,188
FMC Technologies, Inc.(1)	18,283	487,608
Rowan Cos. plc	14,555	257,041
		899,006
Food and Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	13,848	1,011,181
Food Products — 2.6%
Campbell Soup Co.	1,528	101,658
Dean Foods Co.	18,355	332,042
General Mills, Inc.	6,886	491,109
Hershey Co. (The)	4,185	474,956
Hormel Foods Corp.	15,786	577,767
Ingredion, Inc.	1,758	227,503
Pilgrim's Pride Corp.	8,587	218,797
Tyson Foods, Inc., Class A	8,880	593,095
		3,016,927
Gas Utilities — 0.4%
ONE Gas, Inc.	2,832	188,583
Southwest Gas Corp.	1,575	123,968
UGI Corp.	3,449	156,067
		468,618
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	1,124	44,184

	Shares/ Principal Amount	Value
Becton Dickinson and Co.	778	$131,941
C.R. Bard, Inc.	2,716	638,695
Medtronic plc	9,714	842,884
St. Jude Medical, Inc.	7,047	549,666
		2,207,370
Health Care Providers and Services — 1.2%
Aetna, Inc.	3,022	369,077
AmerisourceBergen Corp.	3,060	242,719
Express Scripts Holding Co.(1)	10,061	762,624
		1,374,420
Hotels, Restaurants and Leisure — 1.3%
Bloomin' Brands, Inc.	13,181	235,544
Carnival Corp.	12,861	568,456
Darden Restaurants, Inc.	8,708	551,565
McDonald's Corp.	1,676	201,690
		1,557,255
Household Products — 2.0%
Clorox Co. (The)	701	97,012
Kimberly-Clark Corp.	5,315	730,706
Procter & Gamble Co. (The)	17,088	1,446,841
		2,274,559
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.	765	33,476
Industrial Conglomerates — 2.0%
3M Co.	2,899	507,673
Carlisle Cos., Inc.	5,060	534,741
Danaher Corp.	7,482	755,682
General Electric Co.	18,378	578,539
		2,376,635
Insurance — 1.2%
Aflac, Inc.	1,340	96,695
Aon plc	1,755	191,699
Hanover Insurance Group, Inc. (The)	6,439	544,868
Prudential Financial, Inc.	554	39,522
Unum Group	15,219	483,812
		1,356,596
Internet and Catalog Retail — 1.4%
Amazon.com, Inc.(1)	2,169	1,552,180
Priceline Group, Inc. (The)(1)	24	29,962
		1,582,142
Internet Software and Services — 2.9%
Alphabet, Inc., Class A(1)	3,123	2,197,124
Facebook, Inc., Class A(1)	10,650	1,217,082
		3,414,206
IT Services — 1.0%
International Business Machines Corp.	6,824	1,035,747

	Shares/ Principal Amount	Value
PayPal Holdings, Inc.(1)	4,045	$147,683
		1,183,430
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	5,273	779,138
Machinery — 1.1%
PACCAR, Inc.	12,700	658,749
Stanley Black & Decker, Inc.	5,422	603,035
Toro Co. (The)	825	72,765
		1,334,549
Media — 1.4%
AMC Networks, Inc., Class A(1)	980	59,212
Time Warner, Inc.	8,768	644,799
Viacom, Inc., Class B	13,440	557,357
Walt Disney Co. (The)	3,836	375,237
		1,636,605
Metals and Mining — 0.6%
Barrick Gold Corp.	6,056	129,296
Nucor Corp.	11,489	567,671
		696,967
Multi-Utilities†
CenterPoint Energy, Inc.	740	17,760
Multiline Retail — 0.6%
Target Corp.	10,485	732,063
Oil, Gas and Consumable Fuels — 2.2%
Apache Corp.	1,841	102,488
Chevron Corp.	7,056	739,681
Exxon Mobil Corp.	15,574	1,459,907
World Fuel Services Corp.	6,437	305,693
		2,607,769
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	3,621	329,583
Pharmaceuticals — 3.0%
Johnson & Johnson	6,137	744,418
Merck & Co., Inc.	22,307	1,285,106
Mylan NV(1)	13,100	566,444
Pfizer, Inc.	26,681	939,438
		3,535,406
Real Estate Investment Trusts (REITs) — 1.5%
Host Hotels & Resorts, Inc.	20,392	330,554
Lamar Advertising Co., Class A	10,137	672,083
Liberty Property Trust	2,256	89,608
Ryman Hospitality Properties, Inc.	6,165	312,257
Sunstone Hotel Investors, Inc.	13,368	161,352
WP Carey, Inc.	1,692	117,459
		1,683,313
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.(1)	9,015	261,615

	Shares/ Principal Amount	Value
Semiconductors and Semiconductor Equipment — 2.4%
Applied Materials, Inc.	26,053	$624,490
Intel Corp.	35,919	1,178,143
NVIDIA Corp.	1,351	63,511
QUALCOMM, Inc.	15,783	845,495
Teradyne, Inc.	3,875	76,299
		2,787,938
Software — 4.0%
Adobe Systems, Inc.(1)	8,145	780,209
Electronic Arts, Inc.(1)	3,708	280,918
Intuit, Inc.	1,666	185,942
Microsoft Corp.	40,242	2,059,183
Oracle Corp.	15,546	636,298
Synopsys, Inc.(1)	3,133	169,433
VMware, Inc., Class A(1)	8,367	478,760
		4,590,743
Specialty Retail — 0.2%
Best Buy Co., Inc.	4,685	143,361
Foot Locker, Inc.	1,935	106,154
		249,515
Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc.	15,359	1,468,320
EMC Corp.	7,868	213,774
HP, Inc.	36,100	453,055
NetApp, Inc.	5,589	137,433
		2,272,582
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	20,318	443,136
Tobacco — 0.9%
Altria Group, Inc.	5,981	412,450
Philip Morris International, Inc.	5,697	579,499
		991,949
Trading Companies and Distributors — 0.2%
HD Supply Holdings, Inc.(1)	6,354	221,246
TOTAL COMMON STOCKS (Cost $58,840,188)		68,278,277
CORPORATE BONDS — 13.1%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$30,000	30,830
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	32,868
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	20,504
United Technologies Corp., 6.05%, 6/1/36	20,000	26,761
United Technologies Corp., 5.70%, 4/15/40	20,000	26,505
		137,468
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)	10,000	10,060
American Honda Finance Corp., 2.125%, 10/10/18	20,000	20,542

		Shares/ Principal Amount	Value
Ford Motor Co., 4.75%, 1/15/43		$10,000	$10,596
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		50,000	57,415
General Motors Co., 5.00%, 4/1/35		30,000	29,985
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	61,271
General Motors Financial Co., Inc., 3.10%, 1/15/19		10,000	10,222
General Motors Financial Co., Inc., 3.20%, 7/6/21(3)		20,000	20,081
General Motors Financial Co., Inc., 5.25%, 3/1/26		10,000	10,896
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		30,000	30,450
			261,518
Banks — 2.1%
Bank of America Corp., 6.50%, 8/1/16		50,000	50,193
Bank of America Corp., 5.75%, 12/1/17		50,000	52,940
Bank of America Corp., 5.70%, 1/24/22		40,000	46,380
Bank of America Corp., 4.10%, 7/24/23		30,000	32,202
Bank of America Corp., MTN, 4.00%, 4/1/24		20,000	21,391
Bank of America Corp., MTN, 4.20%, 8/26/24		30,000	31,078
Bank of America Corp., MTN, 4.00%, 1/22/25		30,000	30,665
Bank of America Corp., MTN, 5.00%, 1/21/44		20,000	23,241
Bank of America N.A., 5.30%, 3/15/17		240,000	246,451
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	104,226
BPCE SA, MTN, VRN, 2.75%, 11/30/22	EUR	100,000	112,358
Branch Banking & Trust Co., 3.625%, 9/16/25		$17,000	18,332
Branch Banking & Trust Co., 3.80%, 10/30/26		20,000	22,067
Capital One Financial Corp., 4.20%, 10/29/25		50,000	51,525
Citigroup, Inc., 1.75%, 5/1/18		90,000	90,436
Citigroup, Inc., 4.50%, 1/14/22		90,000	99,615
Citigroup, Inc., 4.05%, 7/30/22		20,000	21,170
Citigroup, Inc., 4.45%, 9/29/27		130,000	133,946
Cooperatieve Rabobank UA, 3.875%, 2/8/22		80,000	86,989
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	100,000	125,793
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	115,600
Fifth Third Bancorp, 4.30%, 1/16/24		$20,000	21,455
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	118,525
JPMorgan Chase & Co., 4.625%, 5/10/21		$60,000	66,732
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,858
JPMorgan Chase & Co., 3.875%, 9/10/24		50,000	51,822
JPMorgan Chase & Co., 3.125%, 1/23/25		70,000	71,626
JPMorgan Chase & Co., 4.95%, 6/1/45		10,000	11,014
KeyCorp, MTN, 2.30%, 12/13/18		40,000	40,675
KFW, 2.00%, 10/4/22		50,000	51,602
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,065
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	103,950
U.S. Bancorp, MTN, 3.00%, 3/15/22		$20,000	21,291
U.S. Bancorp, MTN, 3.60%, 9/11/24		50,000	53,940
Wells Fargo & Co., 4.125%, 8/15/23		50,000	53,901
Wells Fargo & Co., 3.00%, 4/22/26		50,000	51,031
Wells Fargo & Co., MTN, 2.60%, 7/22/20		40,000	41,136

		Shares/ Principal Amount	Value
Wells Fargo & Co., MTN, 4.10%, 6/3/26		$30,000	$32,093
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	26,332
Wells Fargo & Co., MTN, 4.40%, 6/14/46		10,000	10,182
			2,427,828
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		80,000	84,288
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		30,000	32,173
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		60,000	70,573
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	46,303
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		50,000	50,848
Coca-Cola Co. (The), 1.80%, 9/1/16		40,000	40,074
Molson Coors Brewing Co., 3.00%, 7/15/26(3)		20,000	20,034
			344,293
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		60,000	60,375
AbbVie, Inc., 2.90%, 11/6/22		40,000	40,849
AbbVie, Inc., 3.60%, 5/14/25		30,000	31,494
AbbVie, Inc., 4.40%, 11/6/42		30,000	30,709
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,189
Amgen, Inc., 4.10%, 6/15/21		20,000	21,963
Amgen, Inc., 4.66%, 6/15/51(2)		46,000	48,209
Biogen, Inc., 3.625%, 9/15/22		50,000	53,156
Celgene Corp., 3.25%, 8/15/22		30,000	31,032
Celgene Corp., 3.625%, 5/15/24		10,000	10,436
Celgene Corp., 3.875%, 8/15/25		30,000	32,076
Gilead Sciences, Inc., 4.40%, 12/1/21		50,000	56,501
Gilead Sciences, Inc., 3.65%, 3/1/26		40,000	43,573
			470,562
Building Products†
Masco Corp., 4.45%, 4/1/25		20,000	20,802
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	139,381
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	21,678
			161,059
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		30,000	30,187
Dow Chemical Co. (The), 4.25%, 11/15/20		13,000	14,238
Eastman Chemical Co., 3.60%, 8/15/22		30,000	31,588
Ecolab, Inc., 4.35%, 12/8/21		30,000	34,007
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	19,427
Mosaic Co. (The), 5.625%, 11/15/43		20,000	22,277
			151,724
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		30,000	29,250
Pitney Bowes, Inc., 4.625%, 3/15/24		20,000	21,146
Republic Services, Inc., 3.55%, 6/1/22		50,000	54,077

		Shares/ Principal Amount	Value
Waste Management, Inc., 4.10%, 3/1/45		$10,000	$10,906
			115,379
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		20,000	27,222
Construction Materials†
Owens Corning, 4.20%, 12/15/22		30,000	32,038
Consumer Discretionary†
Newell Brands, Inc., 4.20%, 4/1/26		20,000	21,717
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18		20,000	20,108
American Express Credit Corp., 1.30%, 7/29/16		40,000	40,014
American Express Credit Corp., 2.60%, 9/14/20		15,000	15,503
American Express Credit Corp., MTN, 2.25%, 5/5/21		30,000	30,563
CIT Group, Inc., 4.25%, 8/15/17		80,000	81,680
CIT Group, Inc., 5.00%, 8/15/22		20,000	20,400
Equifax, Inc., 3.30%, 12/15/22		30,000	31,722
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		40,000	41,943
PNC Bank N.A., 6.00%, 12/7/17		80,000	84,856
Synchrony Financial, 2.60%, 1/15/19		20,000	20,224
Synchrony Financial, 3.00%, 8/15/19		10,000	10,205
			397,218
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		30,000	29,662
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		40,000	41,000
WestRock RKT Co., 3.50%, 3/1/20		20,000	20,666
WestRock RKT Co., 4.00%, 3/1/23		40,000	41,840
			133,168
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		20,000	20,488
Diversified Financial Services — 1.1%
Ally Financial, Inc., 2.75%, 1/30/17		50,000	50,446
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	110,255
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	100,000	100,113
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		$40,000	40,563
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		180,000	184,802
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		30,000	34,896
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		50,000	53,735
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		40,000	41,193
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		20,000	20,736
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		40,000	49,519
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		10,000	10,461
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		10,000	11,087
Morgan Stanley, 2.50%, 4/21/21		20,000	20,234
Morgan Stanley, 5.00%, 11/24/25		140,000	153,526
Morgan Stanley, MTN, 6.625%, 4/1/18		90,000	97,614
Morgan Stanley, MTN, 5.625%, 9/23/19		80,000	88,827
Morgan Stanley, MTN, 3.70%, 10/23/24		10,000	10,484

		Shares/ Principal Amount	Value
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	$129,680
S&P GLOBAL, Inc., 3.30%, 8/14/20		$10,000	10,473
			1,218,644
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.00%, 3/1/21		40,000	44,841
AT&T, Inc., 3.60%, 2/17/23		30,000	31,448
AT&T, Inc., 4.45%, 4/1/24		20,000	21,939
AT&T, Inc., 3.40%, 5/15/25		100,000	102,529
AT&T, Inc., 6.55%, 2/15/39		42,000	51,953
AT&T, Inc., 4.30%, 12/15/42		40,000	38,485
British Telecommunications plc, 5.95%, 1/15/18		40,000	42,827
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		30,000	32,062
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		20,000	20,136
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	33,498
Frontier Communications Corp., 8.25%, 4/15/17		10,000	10,387
Frontier Communications Corp., 8.50%, 4/15/20		20,000	21,300
Frontier Communications Corp., 11.00%, 9/15/25		10,000	10,425
Orange SA, 4.125%, 9/14/21		40,000	44,201
Telecom Italia Capital SA, 6.00%, 9/30/34		20,000	19,200
Verizon Communications, Inc., 3.50%, 11/1/21		20,000	21,580
Verizon Communications, Inc., 5.15%, 9/15/23		60,000	70,012
Verizon Communications, Inc., 5.05%, 3/15/34		100,000	111,376
Verizon Communications, Inc., 4.86%, 8/21/46		37,000	40,572
Verizon Communications, Inc., 5.01%, 8/21/54		21,000	22,399
			791,170
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)		20,000	19,450
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26		10,000	10,412
Jabil Circuit, Inc., 7.75%, 7/15/16		70,000	70,074
			80,486
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25		10,000	6,963
Halliburton Co., 3.80%, 11/15/25		30,000	31,244
			38,207
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22		40,000	43,131
CVS Health Corp., 2.75%, 12/1/22		35,000	36,166
CVS Health Corp., 5.125%, 7/20/45		10,000	12,448
Delhaize Group, 5.70%, 10/1/40		10,000	11,734
Dollar General Corp., 3.25%, 4/15/23		40,000	41,593
Kroger Co. (The), 3.30%, 1/15/21		50,000	53,200
Sysco Corp., 3.30%, 7/15/26		10,000	10,402
Target Corp., 2.50%, 4/15/26		30,000	30,815
Wal-Mart Stores, Inc., 4.30%, 4/22/44		80,000	93,854
			333,343
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)		30,000	32,695

	Shares/ Principal Amount	Value
Kraft Heinz Foods Co., 5.00%, 6/4/42	$20,000	$23,066
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	20,000	23,794
Kraft Heinz Foods Co., 4.375%, 6/1/46(2)	10,000	10,627
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	33,469
		123,651
Gas Utilities — 0.5%
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	31,829
Enbridge, Inc., 4.50%, 6/10/44	20,000	17,399
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	31,950
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	40,639
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	28,799
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,079
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	84,852
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	21,080
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	33,112
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,422
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	52,480
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	10,262
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,200
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	22,600
MPLX LP, 4.875%, 6/1/25(2)	20,000	19,590
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	39,284
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	39,516
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	17,800
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	8,575
Williams Partners LP, 4.125%, 11/15/20	30,000	29,747
Williams Partners LP, 5.40%, 3/4/44	40,000	35,726
		617,941
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	43,181
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,755
Medtronic, Inc., 3.50%, 3/15/25	50,000	54,594
Medtronic, Inc., 4.375%, 3/15/35	40,000	45,195
St Jude Medical, Inc., 2.00%, 9/15/18	10,000	10,120
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,262
		194,107
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,633
Aetna, Inc., 4.375%, 6/15/46	20,000	20,792
Ascension Health, 3.95%, 11/15/46	10,000	10,823
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	9,000	9,169
Express Scripts Holding Co., 3.40%, 3/1/27(3)	10,000	10,033
Express Scripts, Inc., 7.25%, 6/15/19	35,000	40,344
HCA, Inc., 3.75%, 3/15/19	60,000	62,250
Mylan NV, 3.95%, 6/15/26(2)	20,000	20,273
NYU Hospitals Center, 4.43%, 7/1/42	20,000	21,933

		Shares/ Principal Amount	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21		$30,000	$31,626
UnitedHealth Group, Inc., 2.875%, 3/15/22		40,000	41,810
UnitedHealth Group, Inc., 3.75%, 7/15/25		20,000	21,944
Universal Health Services, Inc., 4.75%, 8/1/22(2)		20,000	20,392
			342,022
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45		10,000	11,216
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	31,725
Wyndham Worldwide Corp., 2.95%, 3/1/17		10,000	10,085
			53,026
Household Durables — 0.2%
DR Horton, Inc., 3.625%, 2/15/18		40,000	40,788
Lennar Corp., 4.75%, 12/15/17		30,000	30,675
Lennar Corp., 4.75%, 4/1/21		30,000	31,350
Lennar Corp., 4.75%, 5/30/25		10,000	9,750
MDC Holdings, Inc., 5.50%, 1/15/24		20,000	19,900
Toll Brothers Finance Corp., 6.75%, 11/1/19		30,000	33,900
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		10,000	10,100
			176,463
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		70,000	73,539
General Electric Co., 4.125%, 10/9/42		30,000	33,103
General Electric Co., MTN, 2.30%, 4/27/17		60,000	60,606
General Electric Co., MTN, 4.65%, 10/17/21		20,000	22,922
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		30,000	31,636
			221,806
Insurance — 0.8%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	126,804
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$20,000	20,547
American International Group, Inc., 4.125%, 2/15/24		80,000	84,568
American International Group, Inc., 4.50%, 7/16/44		20,000	19,438
American International Group, Inc., MTN, 5.85%, 1/16/18		50,000	53,337
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		30,000	33,390
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		20,000	21,387
Berkshire Hathaway, Inc., 4.50%, 2/11/43		20,000	22,926
Chubb INA Holdings, Inc., 3.15%, 3/15/25		40,000	41,834
Chubb INA Holdings, Inc., 3.35%, 5/3/26		20,000	21,329
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	103,819
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$10,000	12,313
International Lease Finance Corp., 6.25%, 5/15/19		20,000	21,597
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		20,000	22,132
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		30,000	30,851
Lincoln National Corp., 6.25%, 2/15/20		10,000	11,253
Markel Corp., 4.90%, 7/1/22		40,000	44,468
Markel Corp., 3.625%, 3/30/23		10,000	10,352

	Shares/ Principal Amount	Value
MetLife, Inc., 4.125%, 8/13/42	$20,000	$19,972
MetLife, Inc., 4.875%, 11/13/43	20,000	22,174
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,400
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	10,000	11,285
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	47,510
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	20,000	21,056
Travelers Cos., Inc. (The), 4.60%, 8/1/43	20,000	23,982
Travelers Cos., Inc. (The), 4.30%, 8/25/45	10,000	11,424
Voya Financial, Inc., 5.70%, 7/15/43	20,000	22,704
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,880
WR Berkley Corp., 4.75%, 8/1/44	10,000	10,421
		925,153
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	42,680
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,843
Fidelity National Information Services, Inc., 4.50%, 10/15/22	30,000	33,275
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	20,799
Xerox Corp., 2.95%, 3/15/17	10,000	10,088
		85,005
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,535
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,381
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	23,354
		59,270
Machinery — 0.1%
Fortive Corp., 3.15%, 6/15/26(2)	10,000	10,312
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,750
		62,062
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	20,000	21,683
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	40,285
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	33,393
CBS Corp., 3.50%, 1/15/25	20,000	20,610
CBS Corp., 4.85%, 7/1/42	10,000	10,091
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	115,000	125,564
Comcast Corp., 6.40%, 5/15/38	70,000	96,333
Discovery Communications LLC, 5.625%, 8/15/19	25,000	27,574
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,726
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	21,317
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,425
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	67,285
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	21,068
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	30,712
Omnicom Group, Inc., 3.60%, 4/15/26	40,000	42,236

	Shares/ Principal Amount	Value
TEGNA, Inc., 5.125%, 7/15/20	$57,000	$58,924
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	21,951
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	10,532
Time Warner Cable, Inc., 4.50%, 9/15/42	10,000	9,361
Time Warner, Inc., 4.70%, 1/15/21	30,000	33,500
Time Warner, Inc., 3.60%, 7/15/25	30,000	31,819
Time Warner, Inc., 7.70%, 5/1/32	40,000	55,892
Time Warner, Inc., 5.35%, 12/15/43	20,000	23,015
Viacom, Inc., 3.125%, 6/15/22	30,000	29,998
Viacom, Inc., 4.25%, 9/1/23	30,000	31,226
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	22,787
		938,307
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	14,000	15,092
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	10,904
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	20,023
Southern Copper Corp., 5.25%, 11/8/42	20,000	17,837
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	31,069
Vale Overseas Ltd., 5.625%, 9/15/19	25,000	25,750
		120,675
Multi-Utilities — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	30,262
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	32,429
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	10,170
CMS Energy Corp., 8.75%, 6/15/19	40,000	48,248
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	21,051
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,650
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,420
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,685
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	70,981
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	11,028
Dominion Resources, Inc., VRN, 3.46%, 9/30/16	20,000	16,650
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,160
Duke Energy Corp., 3.55%, 9/15/21	20,000	21,340
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	28,304
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	21,202
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	22,096
Edison International, 3.75%, 9/15/17	40,000	41,197
Exelon Corp., 4.45%, 4/15/46	20,000	21,457
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,361
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,517
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,257
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,005
Florida Power & Light Co., 4.125%, 2/1/42	20,000	22,617
Georgia Power Co., 4.30%, 3/15/42	10,000	10,989
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	42,000

	Shares/ Principal Amount	Value
MidAmerican Energy Co., 4.40%, 10/15/44	$20,000	$23,283
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	38,300
NiSource Finance Corp., 5.65%, 2/1/45	20,000	25,247
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	21,759
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,841
Sempra Energy, 2.875%, 10/1/22	40,000	40,982
Southern Power Co., 5.15%, 9/15/41	10,000	10,797
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	32,558
Virginia Electric & Power Co., 4.45%, 2/15/44	10,000	11,550
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,544
		878,937
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,593
Oil, Gas and Consumable Fuels — 0.8%
Anadarko Petroleum Corp., 5.55%, 3/15/26	20,000	22,137
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	22,925
Apache Corp., 4.75%, 4/15/43	20,000	20,652
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,263
BP Capital Markets plc, 2.75%, 5/10/23	20,000	20,228
Chevron Corp., 2.10%, 5/16/21	40,000	40,821
Cimarex Energy Co., 4.375%, 6/1/24	30,000	31,436
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,867
Concho Resources, Inc., 7.00%, 1/15/21	50,000	51,625
Concho Resources, Inc., 6.50%, 1/15/22	10,000	10,288
Concho Resources, Inc., 5.50%, 4/1/23	10,000	10,075
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,462
Continental Resources, Inc., 5.00%, 9/15/22	20,000	19,593
Ecopetrol SA, 4.125%, 1/16/25	10,000	9,072
EOG Resources, Inc., 5.625%, 6/1/19	30,000	33,169
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,767
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	41,833
Exxon Mobil Corp., 3.04%, 3/1/26	30,000	31,803
Hess Corp., 6.00%, 1/15/40	30,000	31,140
MPLX LP, 4.875%, 12/1/24(2)	20,000	19,525
Newfield Exploration Co., 5.75%, 1/30/22	20,000	20,350
Noble Energy, Inc., 4.15%, 12/15/21	50,000	52,641
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	43,140
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	71,732
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,497
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,360
Phillips 66, 4.30%, 4/1/22	50,000	54,686
Shell International Finance BV, 2.375%, 8/21/22	20,000	20,495
Shell International Finance BV, 3.25%, 5/11/25	20,000	21,016
Shell International Finance BV, 3.625%, 8/21/42	15,000	14,481
Statoil ASA, 2.45%, 1/17/23	40,000	40,549
Statoil ASA, 3.95%, 5/15/43	20,000	20,827

	Shares/ Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	$30,000	$31,237
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,584
Total Capital SA, 2.125%, 8/10/18	20,000	20,410
		967,686
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	40,000	40,996
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	68,030
International Paper Co., 6.00%, 11/15/41	10,000	11,901
		120,927
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	34,000	35,573
Actavis Funding SCS, 4.55%, 3/15/35	20,000	20,556
Actavis, Inc., 1.875%, 10/1/17	40,000	40,212
Actavis, Inc., 3.25%, 10/1/22	30,000	30,810
Actavis, Inc., 4.625%, 10/1/42	10,000	10,370
Forest Laboratories LLC, 4.875%, 2/15/21(2)	60,000	66,672
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	36,863
Merck & Co., Inc., 2.40%, 9/15/22	70,000	72,132
Merck & Co., Inc., 3.70%, 2/10/45	10,000	10,539
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	21,731
		345,458
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	20,000	22,262
American Tower Corp., 3.375%, 10/15/26	20,000	20,157
Boston Properties LP, 3.65%, 2/1/26	10,000	10,684
Crown Castle International Corp., 5.25%, 1/15/23	30,000	33,781
Crown Castle International Corp., 4.45%, 2/15/26	10,000	10,883
DDR Corp., 4.75%, 4/15/18	50,000	52,189
DDR Corp., 3.625%, 2/1/25	20,000	20,104
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,623
Essex Portfolio LP, 3.25%, 5/1/23	10,000	10,251
Hospitality Properties Trust, 4.65%, 3/15/24	70,000	71,415
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	20,185
Kilroy Realty LP, 3.80%, 1/15/23	30,000	31,504
Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	30,613
Simon Property Group LP, 3.30%, 1/15/26	20,000	21,401
Ventas Realty LP, 4.125%, 1/15/26	20,000	21,545
Welltower, Inc., 2.25%, 3/15/18	10,000	10,107
Welltower, Inc., 3.75%, 3/15/23	20,000	20,766
		439,470
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,934
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	56,096
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	10,926
CSX Corp., 4.25%, 6/1/21	20,000	21,941
CSX Corp., 3.40%, 8/1/24	30,000	32,312

	Shares/ Principal Amount	Value
Norfolk Southern Corp., 5.75%, 4/1/18	$10,000	$10,774
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	42,348
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,189
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	20,000	20,423
Union Pacific Corp., 4.00%, 2/1/21	20,000	22,046
Union Pacific Corp., 4.75%, 9/15/41	10,000	11,785
		280,774
Semiconductors and Semiconductor Equipment†
Lam Research Corp., 3.90%, 6/15/26	30,000	31,622
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	40,000	42,000
Intuit, Inc., 5.75%, 3/15/17	75,000	77,455
Microsoft Corp., 2.70%, 2/12/25	30,000	31,064
Microsoft Corp., 3.125%, 11/3/25	20,000	21,439
Oracle Corp., 2.50%, 10/15/22	25,000	25,614
Oracle Corp., 3.625%, 7/15/23	30,000	32,908
Oracle Corp., 3.40%, 7/8/24	30,000	32,193
Oracle Corp., 4.00%, 7/15/46(3)	20,000	20,204
		282,877
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	30,000	31,426
Home Depot, Inc. (The), 3.35%, 9/15/25	20,000	21,832
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	55,353
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,275
		128,886
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	30,000	30,071
Apple, Inc., 2.85%, 5/6/21	30,000	31,709
Apple, Inc., 2.50%, 2/9/25	40,000	40,696
Apple, Inc., 4.65%, 2/23/46	20,000	22,589
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	50,000	51,970
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	40,000	41,796
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	20,000	20,944
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	33,835
		273,610
Textiles, Apparel and Luxury Goods — 0.1%
L Brands, Inc., 6.90%, 7/15/17	20,000	21,260
PVH Corp., 4.50%, 12/15/22	30,000	30,562
		51,822
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	40,000	41,960
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	44,603
Reynolds American, Inc., 4.45%, 6/12/25	40,000	44,774
		131,337
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 12/1/16	30,000	30,262

	Shares/ Principal Amount	Value
Sprint Communications, Inc., 9.00%, 11/15/18(2)	$40,000	$42,750
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	40,800
		113,812
TOTAL CORPORATE BONDS (Cost $14,575,577)		15,241,763
U.S. TREASURY SECURITIES — 11.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	270,000	340,975
U.S. Treasury Bonds, 4.375%, 11/15/39	360,000	512,093
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	59,114
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	715,825
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	506,479
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	318,094
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	207,172
U.S. Treasury Bonds, 2.50%, 2/15/45	220,000	229,311
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	584,431	591,101
U.S. Treasury Notes, 0.75%, 10/31/17	550,000	551,472
U.S. Treasury Notes, 1.00%, 2/15/18	470,000	473,204
U.S. Treasury Notes, 1.00%, 3/15/18	1,950,000	1,963,825
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	88,166
U.S. Treasury Notes, 1.375%, 9/30/18	350,000	355,879
U.S. Treasury Notes, 1.25%, 11/15/18	1,000,000	1,014,258
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	256,812
U.S. Treasury Notes, 1.50%, 10/31/19(4)	1,850,000	1,893,612
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	460,582
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	202,984
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	152,883
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	203,836
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	203,836
U.S. Treasury Notes, 1.75%, 12/31/20	350,000	362,113
U.S. Treasury Notes, 2.25%, 4/30/21	850,000	899,971
U.S. Treasury Notes, 1.50%, 2/28/23	400,000	406,016
TOTAL U.S. TREASURY SECURITIES (Cost $12,335,808)		12,969,613
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.00%, 7/15/16	113,001	116,269
FHLMC, VRN, 1.78%, 7/15/16	22,684	23,095
FHLMC, VRN, 1.92%, 7/15/16	34,962	35,597
FHLMC, VRN, 1.97%, 7/15/16	28,582	29,509
FHLMC, VRN, 2.31%, 7/15/16	85,991	88,582
FHLMC, VRN, 2.40%, 7/15/16	45,925	48,670
FHLMC, VRN, 2.67%, 7/15/16	22,783	24,164
FHLMC, VRN, 2.67%, 7/15/16	100,030	105,955
FHLMC, VRN, 2.81%, 7/15/16	49,790	52,570
FHLMC, VRN, 2.90%, 7/15/16	16,872	17,853
FHLMC, VRN, 3.01%, 7/15/16	9,583	10,079
FHLMC, VRN, 3.21%, 7/15/16	23,084	24,333

	Shares/ Principal Amount	Value
FHLMC, VRN, 3.65%, 7/15/16	$18,284	$19,318
FHLMC, VRN, 4.06%, 7/15/16	24,291	25,638
FHLMC, VRN, 4.23%, 7/15/16	31,983	33,944
FHLMC, VRN, 4.75%, 7/15/16	14,288	14,992
FHLMC, VRN, 5.15%, 7/15/16	9,141	9,531
FHLMC, VRN, 5.79%, 7/15/16	35,143	36,938
FHLMC, VRN, 5.97%, 7/15/16	24,194	25,490
FNMA, VRN, 2.05%, 7/25/16	40,876	42,300
FNMA, VRN, 2.39%, 7/25/16	44,715	46,686
FNMA, VRN, 2.44%, 7/25/16	112,595	116,774
FNMA, VRN, 2.44%, 7/25/16	51,498	53,564
FNMA, VRN, 2.44%, 7/25/16	68,244	71,105
FNMA, VRN, 2.44%, 7/25/16	48,331	50,262
FNMA, VRN, 2.51%, 7/25/16	18,531	19,520
FNMA, VRN, 2.52%, 7/25/16	55,720	59,042
FNMA, VRN, 2.57%, 7/25/16	14,399	15,149
FNMA, VRN, 2.65%, 7/25/16	15,297	16,147
FNMA, VRN, 3.35%, 7/25/16	31,093	32,768
FNMA, VRN, 3.62%, 7/25/16	37,352	39,578
FNMA, VRN, 3.94%, 7/25/16	26,074	27,467
FNMA, VRN, 4.79%, 7/25/16	21,201	22,520
		1,355,409
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.4%
FHLMC, 4.50%, 1/1/19	33,949	34,761
FHLMC, 6.50%, 1/1/28	3,839	4,414
FHLMC, 6.50%, 6/1/29	4,608	5,298
FHLMC, 8.00%, 7/1/30	4,686	5,982
FHLMC, 5.50%, 12/1/33	104,424	116,349
FHLMC, 5.50%, 1/1/38	17,059	19,059
FHLMC, 6.00%, 8/1/38	19,118	21,715
FHLMC, 6.50%, 7/1/47	2,145	2,386
FNMA, 3.50%, 7/14/16(6)	900,000	949,535
FNMA, 4.00%, 7/14/16(6)	846,000	906,955
FNMA, 4.50%, 7/14/16(6)	225,000	245,623
FNMA, 4.50%, 5/1/19	16,650	17,116
FNMA, 4.50%, 5/1/19	22,467	23,111
FNMA, 6.50%, 1/1/28	4,161	4,789
FNMA, 6.50%, 1/1/29	9,330	11,051
FNMA, 7.50%, 7/1/29	19,294	21,120
FNMA, 7.50%, 9/1/30	4,163	5,289
FNMA, 5.00%, 7/1/31	146,008	162,751
FNMA, 6.50%, 1/1/32	6,457	7,436
FNMA, 5.50%, 6/1/33	29,036	33,042
FNMA, 5.50%, 8/1/33	65,249	73,845
FNMA, 5.00%, 11/1/33	177,295	197,976
FNMA, 5.50%, 1/1/34	60,677	68,863
FNMA, 5.00%, 4/1/35	144,402	160,942
FNMA, 4.50%, 9/1/35	89,911	98,421

	Shares/ Principal Amount	Value
FNMA, 5.00%, 2/1/36	$142,512	$158,667
FNMA, 5.50%, 1/1/37	102,760	115,861
FNMA, 5.50%, 2/1/37	24,940	28,136
FNMA, 6.00%, 7/1/37	152,031	175,264
FNMA, 6.50%, 8/1/37	48,814	55,080
FNMA, 5.00%, 4/1/40	229,449	255,507
FNMA, 5.00%, 6/1/40	177,277	197,272
FNMA, 3.50%, 1/1/41	438,387	462,723
FNMA, 4.00%, 1/1/41	660,114	724,113
FNMA, 4.00%, 5/1/41	156,754	168,646
FNMA, 5.00%, 6/1/41	198,010	220,700
FNMA, 4.50%, 7/1/41	193,288	212,869
FNMA, 4.50%, 9/1/41	49,999	54,844
FNMA, 4.00%, 12/1/41	243,295	265,504
FNMA, 4.00%, 1/1/42	71,087	76,453
FNMA, 4.00%, 1/1/42	274,893	295,555
FNMA, 3.50%, 5/1/42	477,423	507,660
FNMA, 3.50%, 6/1/42	107,766	115,252
FNMA, 3.50%, 5/1/45	911,533	966,324
FNMA, 6.50%, 8/1/47	6,270	7,025
FNMA, 6.50%, 8/1/47	2,815	3,154
FNMA, 6.50%, 9/1/47	12,908	14,475
FNMA, 6.50%, 9/1/47	644	721
FNMA, 6.50%, 9/1/47	4,851	5,436
FNMA, 6.50%, 9/1/47	7,056	7,911
FNMA, 6.50%, 9/1/47	1,883	2,110
GNMA, 3.50%, 7/20/16(6)	525,000	557,156
GNMA, 7.00%, 4/20/26	12,636	14,475
GNMA, 7.50%, 8/15/26	8,653	10,501
GNMA, 7.00%, 2/15/28	3,560	3,602
GNMA, 7.50%, 2/15/28	3,548	3,606
GNMA, 6.50%, 5/15/28	669	764
GNMA, 6.50%, 5/15/28	1,900	2,169
GNMA, 7.00%, 12/15/28	5,408	5,611
GNMA, 7.00%, 5/15/31	25,664	31,771
GNMA, 5.50%, 11/15/32	65,307	74,658
GNMA, 4.50%, 1/15/40	65,043	71,804
GNMA, 4.50%, 5/20/41	172,247	188,153
GNMA, 4.50%, 6/15/41	87,934	99,078
GNMA, 4.00%, 12/15/41	307,542	331,661
GNMA, 3.50%, 7/20/42	121,363	129,369
		9,819,469
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $10,815,531)		11,174,878
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 2.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	150,000	157,365
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 7/15/16(2)	125,000	124,079

	Shares/ Principal Amount	Value
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	$100,000	$103,549
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.39%, 7/15/16(2)	216,050	214,058
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 7/15/16(2)	150,000	147,501
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	140,541
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/16	125,000	138,842
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	125,000	137,262
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 7/1/16	100,000	106,338
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	150,000	159,113
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/16(2)	200,000	211,927
JPMBB Commercial Mortgage Securities Trust 2014-C21, Series 2014-C21, Class B, VRN, 4.34%, 7/1/16	75,000	80,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	56,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	84,596
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.34%, 7/15/16(2)	150,000	148,911
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	125,000	133,013
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/16(2)	125,000	126,519
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,189,334)		2,270,572
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	6,593	6,695
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.91%, 7/1/16	55,367	54,940
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,203	993
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 7/1/16	17,654	17,497
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 7/1/16	53,429	52,869
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	15,300	15,777
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.63%, 7/1/16	66,329	64,037
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.32%, 7/1/16	42,810	42,131
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.82%, 7/1/16	14,831	14,525
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 7/1/16	40,745	40,416
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,246	2,110

	Shares/ Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.71%, 7/1/16	$77,744	$75,704
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.70%, 7/1/16	17,894	17,561
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.78%, 7/1/16	20,204	19,473
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.74%, 7/1/16	44,269	42,965
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 7/1/16	39,352	39,181
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.78%, 7/1/16	57,696	57,165
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 7/1/16	81,106	81,627
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.87%, 7/1/16	37,575	37,524
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.87%, 7/1/16	23,655	23,240
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.09%, 7/1/16	13,942	13,820
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 7/1/16	27,400	27,481
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/16(2)	48,867	49,581
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.92%, 7/1/16	63,239	64,486
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.61%, 7/25/16	30,341	29,917
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 7/1/16	57,772	56,517
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 7/1/16	8,559	8,527
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/16	17,457	17,593
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	30,297	31,532
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 7/1/16	18,474	18,455
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.70%, 7/1/16	105,631	105,010
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.19%, 7/25/16	24,837	22,830
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 7/1/16(2)	92,817	96,513
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR3, Class A1, VRN, 2.80%, 7/1/16	134,421	131,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 3.08%, 7/1/16	7,876	8,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.90%, 7/1/16	30,151	30,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 7/1/16	36,349	36,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	21,261	20,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	40,942	42,098

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.89%, 7/1/16	$97,006	$98,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.88%, 7/1/16	31,439	32,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.88%, 7/1/16	60,849	61,672
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.81%, 7/1/16	11,641	11,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 7/1/16	26,908	27,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 7/1/16	17,378	17,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 7/1/16	53,219	53,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	32,909	33,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	23,214	23,634
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	20,142	20,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,020	16,468
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,194	8,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.30%, 7/1/16	22,973	22,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	44,555	46,754
		1,991,464
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	79,904	87,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,087,330)		2,078,703
ASSET-BACKED SECURITIES(5) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	100,000	100,936
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.80%, 7/15/16	125,000	125,092
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 7/15/16(2)	125,000	125,068
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.88%, 7/7/16(2)	91,451	91,118
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.35%, 7/22/16(2)	100,000	100,036
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	20,850	20,827
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	136,680	136,884
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	100,000	100,021
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.85%, 7/10/16(2)	81,020	80,814
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	30,158	30,214
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	126,628	124,741

		Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.45%, 7/17/16(2)		$73,293	$72,235
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)		63,705	62,743
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)		78,336	78,339
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)		96,492	96,308
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		60,118	60,299
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.77%, 7/15/16		94,028	94,054
US Airways Class A Pass Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		17,431	18,411
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)		51,181	51,158
TOTAL ASSET-BACKED SECURITIES (Cost $1,571,607)			1,569,298
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FNMA, 2.125%, 4/24/26		40,000	41,141
FNMA, 6.625%, 11/15/30		460,000	706,350
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $666,298)			747,491
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		30,000	32,325
Italy†
Italy Government International Bond, 6.875%, 9/27/23		30,000	37,800
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		120,000	134,310
Mexico Government International Bond, 5.125%, 1/15/20		70,000	78,015
Mexico Government International Bond, MTN, 4.75%, 3/8/44		60,000	64,800
			277,125
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		10,000	13,525
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	37,350
			50,875
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		35,000	39,372
Poland Government International Bond, 3.00%, 3/17/23		10,000	10,190
			49,562
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	200,000	220,837
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$20,000	18,250
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $648,536)			686,774
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		20,000	29,329
Los Angeles Community College District GO, 6.68%, 8/1/36		20,000	28,735

	Shares/ Principal Amount	Value
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	$20,000	$26,534
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	21,909
Missouri Highway & Transportation Commission, 5.45%, 5/1/33	20,000	25,612
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	62,754
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	36,292
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	51,641
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	40,000	51,342
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	33,034
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	32,234
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	30,447
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	38,858
State of California GO, 7.55%, 4/1/39	20,000	31,730
State of California GO, 7.30%, 10/1/39	30,000	45,503
State of California GO, 7.60%, 11/1/40	5,000	8,110
State of Illinois GO, 5.10%, 6/1/33	40,000	38,526
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	20,000	27,411
TOTAL MUNICIPAL SECURITIES (Cost $489,787)		620,001
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class	783,948	783,948
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,204,454	1,204,454
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,988,402)		1,988,402
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $106,208,398)		117,625,772
OTHER ASSETS AND LIABILITIES — (1.3)%		(1,507,111)
TOTAL NET ASSETS — 100.0%		$116,118,661

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	31,130	USD	34,510	JPMorgan Chase Bank N.A.	9/21/16	$135
USD	1,650,035	EUR	1,474,259	JPMorgan Chase Bank N.A.	9/21/16	9,343
						$9,478

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
6	U.S. Treasury 2-Year Notes	September 2016	$1,315,969	$8,049
5	U.S. Treasury 5-Year Notes	September 2016	610,820	9,793
			$1,926,789	$17,842

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1	U.S. Treasury 10-Year Ultra Notes	September 2016	$145,672	$(3,127)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,219,591, which represented 3.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $11,268.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $106,208,398)	$117,625,772
Foreign currency holdings, at value (cost of $3,056)	3,023
Receivable for investments sold	12,124
Receivable for capital shares sold	1,154,618
Receivable for variation margin on futures contracts	1,391
Unrealized appreciation on forward foreign currency exchange contracts	9,478
Dividends and interest receivable	378,690
119,185,096

Liabilities
Disbursements in excess of demand deposit cash	799
Payable for investments purchased	2,914,153
Payable for capital shares redeemed	74,327
Accrued management fees	77,125
Distribution fees payable	31
3,066,435

Net Assets	$116,118,661

Net Assets Consist of:
Capital (par value and paid-in surplus)	$104,562,650
Undistributed net investment income	20,409
Undistributed net realized gain	94,098
Net unrealized appreciation	11,441,504
$116,118,661

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$114,392,705	16,930,084	$6.76
Class II, $0.01 Par Value	$1,725,956	255,365	$6.76

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $18)	$739,020
Interest	691,612
1,430,632

Expenses:
Management fees	506,540
Distribution fees - Class II	37
Directors' fees and expenses	1,869
Other expenses	182
508,628
Fees waived	(45,026)
463,602

Net investment income (loss)	967,030

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	599,602
Futures contract transactions	146
Foreign currency transactions	(26,644)
573,104

Change in net unrealized appreciation (depreciation) on:
Investments	1,697,733
Futures contracts	14,715
Translation of assets and liabilities in foreign currencies	9,415
1,721,863

Net realized and unrealized gain (loss)	2,294,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,261,997

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$967,030	$1,970,974
Net realized gain (loss)	573,104	5,164,570
Change in net unrealized appreciation (depreciation)	1,721,863	(10,228,986)
Net increase (decrease) in net assets resulting from operations	3,261,997	(3,093,442)

Distributions to Shareholders
From net investment income:
Class I	(1,031,622)	(2,144,865)
Class II	(2,000)	—
From net realized gains:
Class I	(5,081,856)	(11,983,170)
Decrease in net assets from distributions	(6,115,478)	(14,128,035)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,268,990	(4,230,694)

Net increase (decrease) in net assets	(584,491)	(21,452,171)

Net Assets
Beginning of period	116,703,152	138,155,323
End of period	$116,118,661	$116,703,152

Undistributed net investment income	$20,409	$87,001

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Sale of Class II commenced on May 2, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90% for Class I and Class II. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.08% of the fund's management fee. Effective August 1, 2016, the investment advisor agreed to increase the amount of the waiver from 0.08% to 0.09% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the period ended June 30, 2016 was $45,014 and $12 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the period ended June 30, 2016 was 0.90%. The effective annual management fee after waiver for each class for the period ended June 30, 2016 was 0.82%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $116,118,661 and $53,982,861, respectively.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2016 totaled $53,982,861, of which $20,831,971 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 totaled $58,469,087, of which $22,325,217 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016(1)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	723,299	$4,863,551	1,990,222	$14,796,078
Issued in reinvestment of distributions	920,924	6,113,478	1,946,658	14,128,035
Redeemed	(1,549,548)	(10,422,949)	(4,446,554)	(33,154,807)
	94,675	554,080	(509,674)	(4,230,694)
Class II/Shares Authorized	75,000,000		N/A
Sold	255,063	1,712,910
Issued in reinvestment of distributions	302	2,000
	255,365	1,714,910
Net increase (decrease)	350,040	$2,268,990	(509,674)	$(4,230,694)

(1)	May 2, 2016 (commencement of sale) through June 30, 2016 for Class II.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$68,278,277	—	—
Corporate Bonds	—	$15,241,763	—
U.S. Treasury Securities	—	12,969,613	—
U.S. Government Agency Mortgage-Backed Securities	—	11,174,878	—
Commercial Mortgage-Backed Securities	—	2,270,572	—
Collateralized Mortgage Obligations	—	2,078,703	—
Asset-Backed Securities	—	1,569,298	—
U.S. Government Agency Securities	—	747,491	—
Sovereign Governments and Agencies	—	686,774	—
Municipal Securities	—	620,001	—
Temporary Cash Investments	1,988,402	—	—
	$70,266,679	$47,359,093	—
Other Financial Instruments
Futures Contracts	$17,842	—	—
Forward Foreign Currency Exchange Contracts	—	$9,478	—
	$17,842	$9,478	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,127	—	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,347,748.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 12 contracts.

Value of Derivative Instruments as of June 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$9,478	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,391	Payable for variation margin on futures contracts*	—
		$10,869		—

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(42,578)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$9,478
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	146	Change in net unrealized appreciation (depreciation) on futures contracts	14,715
		$(42,432)		$24,193

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,650,514
Gross tax appreciation of investments	$13,569,014
Gross tax depreciation of investments	(2,593,756)
Net tax appreciation (depreciation) of investments	$10,975,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$6.93	0.06	0.14	0.20	(0.06)	(0.31)	(0.37)	$6.76	3.07%	0.82%(4)	0.90%(4)	1.72%(4)	1.64%(4)	47%	$114,393
2015	$7.97	0.12	(0.29)	(0.17)	(0.13)	(0.74)	(0.87)	$6.93	(2.57)%	0.81%	0.90%	1.58%	1.49%	95%	$116,703
2014	$8.08	0.11	0.62	0.73	(0.12)	(0.72)	(0.84)	$7.97	9.85%	0.86%	0.90%	1.47%	1.43%	67%	$138,155
2013	$7.13	0.12	1.10	1.22	(0.12)	(0.15)	(0.27)	$8.08	17.43%	0.90%	0.90%	1.52%	1.52%	75%	$132,656
2012	$6.51	0.14	0.63	0.77	(0.15)	—	(0.15)	$7.13	11.80%	0.90%	0.90%	1.99%	1.99%	84%	$119,822
2011	$6.30	0.12	0.21	0.33	(0.12)	—	(0.12)	$6.51	5.33%	0.90%	0.90%	1.91%	1.91%	74%	$112,910
Class II
2016(5)	$6.72	0.02	0.04	0.06	(0.02)	—	(0.02)	$6.76	0.96%	1.07%(4)	1.15%(4)	1.93%(4)	1.85%(4)	47%(6)	$1,726

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

(5)	May 2, 2016 (commencement of sale) through June 30, 2016 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended June 30, 2016.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. During the management agreement approval process, the Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.09% (e.g., the Class I unified fee will be reduced from 0.90% to 0.81%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89940 1608

Semiannual Report

June 30, 2016

VP Capital Appreciation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Electronic Arts, Inc.	2.7%
Newell Brands, Inc.	2.3%
Baxter International, Inc.	2.1%
Kellogg Co.	2.1%
Middleby Corp. (The)	2.0%
Zoetis, Inc.	1.9%
Teleflex, Inc.	1.9%
Ball Corp.	1.8%
CoStar Group, Inc.	1.8%
Snap-on, Inc.	1.7%

Top Five Industries	% of net assets
Software	8.0%
Health Care Equipment and Supplies	7.3%
Specialty Retail	6.9%
Machinery	6.3%
IT Services	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	7.9%
Other Assets and Liabilities	(7.0)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,005.70	$4.94	0.99%
Class I (before waiver)	$1,000	$1,005.70(2)	$4.99	1.00%
Class II (after waiver)	$1,000	$1,005.70	$5.69	1.14%
Class II (before waiver)	$1,000	$1,005.70(2)	$5.73	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,019.94	$4.97	0.99%
Class I (before waiver)	$1,000	$1,019.89	$5.02	1.00%
Class II (after waiver)	$1,000	$1,019.20	$5.72	1.14%
Class II (before waiver)	$1,000	$1,019.15	$5.77	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Airlines — 0.6%
Spirit Airlines, Inc.(1)	66,177	$2,969,362
Auto Components — 1.0%
Delphi Automotive plc	78,055	4,886,243
Automobiles — 0.2%
Tesla Motors, Inc.(1)	5,258	1,116,168
Banks — 1.3%
BankUnited, Inc.	116,095	3,566,439
SVB Financial Group(1)	27,602	2,626,606
		6,193,045
Beverages — 2.1%
Constellation Brands, Inc., Class A	46,181	7,638,338
Monster Beverage Corp.(1)	15,272	2,454,363
		10,092,701
Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.(1)	50,096	3,897,469
Incyte Corp.(1)	51,078	4,085,219
Neurocrine Biosciences, Inc.(1)	57,349	2,606,512
Vertex Pharmaceuticals, Inc.(1)	29,070	2,500,601
		13,089,801
Building Products — 1.8%
Fortune Brands Home & Security, Inc.	66,007	3,826,426
Lennox International, Inc.	31,238	4,454,539
		8,280,965
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	52,561	7,399,012
SEI Investments Co.	102,490	4,930,794
		12,329,806
Chemicals — 2.0%
Ashland, Inc.	23,035	2,643,727
Axalta Coating Systems Ltd.(1)	164,815	4,372,542
Scotts Miracle-Gro Co. (The), Class A	33,736	2,358,484
		9,374,753
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	117,947	4,923,108
Construction Materials — 1.0%
Vulcan Materials Co.	40,321	4,853,036
Consumer Finance — 1.0%
Discover Financial Services	91,505	4,903,753
Containers and Packaging — 1.8%
Ball Corp.	118,994	8,602,076
Distributors — 1.4%
LKQ Corp.(1)	202,925	6,432,722
Diversified Financial Services — 1.5%
S&P Global, Inc.	67,270	7,215,380

4

	Shares	Value
Diversified Telecommunication Services — 1.4%
SBA Communications Corp., Class A(1)	60,427	$6,522,490
Electrical Equipment — 1.4%
Acuity Brands, Inc.	8,186	2,029,800
AMETEK, Inc.	95,020	4,392,775
		6,422,575
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	83,419	3,343,434
Trimble Navigation Ltd.(1)	78,565	1,913,843
		5,257,277
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	39,201	6,156,125
Food Products — 4.2%
Blue Buffalo Pet Products, Inc.(1)	99,913	2,331,969
Kellogg Co.	120,384	9,829,354
Mead Johnson Nutrition Co.	44,856	4,070,682
TreeHouse Foods, Inc.(1)	36,819	3,779,470
		20,011,475
Health Care Equipment and Supplies — 7.3%
Baxter International, Inc.	219,341	9,918,600
DexCom, Inc.(1)	49,608	3,935,403
Edwards Lifesciences Corp.(1)	36,192	3,609,428
Nevro Corp.(1)	13,123	967,952
NuVasive, Inc.(1)	61,062	3,646,623
Teleflex, Inc.	50,293	8,917,452
West Pharmaceutical Services, Inc.	46,291	3,512,561
		34,508,019
Health Care Providers and Services — 2.1%
Universal Health Services, Inc., Class B	32,189	4,316,545
VCA, Inc.(1)	80,806	5,463,294
		9,779,839
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	5,671	2,284,052
Hilton Worldwide Holdings, Inc.	113,938	2,567,023
MGM Resorts International(1)	201,887	4,568,703
Panera Bread Co., Class A(1)	14,532	3,079,912
Papa John's International, Inc.	40,658	2,764,744
		15,264,434
Household Durables — 2.8%
Newell Brands, Inc.	225,589	10,956,858
Whirlpool Corp.	14,310	2,384,618
		13,341,476
Internet and Catalog Retail — 0.9%
Expedia, Inc.	41,657	4,428,139
Internet Software and Services — 2.6%
Akamai Technologies, Inc.(1)	69,883	3,908,556
CoStar Group, Inc.(1)	39,139	8,558,134
		12,466,690
IT Services — 4.7%
Alliance Data Systems Corp.(1)	23,188	4,542,993
Fidelity National Information Services, Inc.	80,361	5,920,998

5

	Shares	Value
Sabre Corp.	183,133	$4,906,133
Vantiv, Inc., Class A(1)	122,386	6,927,048
		22,297,172
Leisure Products — 0.5%
Brunswick Corp.	55,060	2,495,319
Machinery — 6.3%
Ingersoll-Rand plc	51,966	3,309,195
ITT, Inc.	91,450	2,924,571
Middleby Corp. (The)(1)	81,215	9,360,029
Snap-on, Inc.	51,293	8,095,061
WABCO Holdings, Inc.(1)	33,892	3,103,490
Xylem, Inc.	63,150	2,819,648
		29,611,994
Media — 1.0%
Charter Communications, Inc., Class A(1)	21,297	4,869,346
Multiline Retail — 2.4%
Dollar General Corp.	36,891	3,467,754
Dollar Tree, Inc.(1)	84,522	7,965,353
		11,433,107
Oil, Gas and Consumable Fuels — 1.7%
Concho Resources, Inc.(1)	44,049	5,253,724
Gulfport Energy Corp.(1)	72,131	2,254,815
Newfield Exploration Co.(1)	5,601	247,452
		7,755,991
Pharmaceuticals — 1.9%
Zoetis, Inc.	188,083	8,926,419
Professional Services — 4.3%
Equifax, Inc.	50,271	6,454,796
Nielsen Holdings plc	128,107	6,657,721
Verisk Analytics, Inc., Class A(1)	89,356	7,244,985
		20,357,502
Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp.	37,340	3,787,396
Equinix, Inc.	14,989	5,811,685
		9,599,081
Road and Rail — 2.9%
Canadian Pacific Railway Ltd., New York Shares	40,802	5,254,890
J.B. Hunt Transport Services, Inc.	47,046	3,807,433
Norfolk Southern Corp.	54,525	4,641,713
		13,704,036
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	243,970	5,847,961
Broadcom Ltd.	41,323	6,421,594
NXP Semiconductors NV(1)	42,591	3,336,579
		15,606,134
Software — 8.0%
Activision Blizzard, Inc.	64,273	2,547,139
CDK Global, Inc.	99,644	5,529,245
Electronic Arts, Inc.(1)	165,678	12,551,765
Guidewire Software, Inc.(1)	60,330	3,725,981
ServiceNow, Inc.(1)	74,328	4,935,379

6

	Shares	Value
Symantec Corp.	115,620	$2,374,835
Tyler Technologies, Inc.(1)	35,767	5,962,717
		37,627,061
Specialty Retail — 6.9%
AutoZone, Inc.(1)	7,448	5,912,520
Burlington Stores, Inc.(1)	51,181	3,414,285
L Brands, Inc.	34,373	2,307,459
O'Reilly Automotive, Inc.(1)	13,580	3,681,538
Ross Stores, Inc.	91,017	5,159,754
Signet Jewelers Ltd.	25,539	2,104,669
Tractor Supply Co.	58,154	5,302,482
Ulta Salon Cosmetics & Fragrance, Inc.(1)	20,170	4,914,219
		32,796,926
Textiles, Apparel and Luxury Goods — 2.7%
Coach, Inc.	72,711	2,962,246
lululemon athletica, Inc.(1)	46,281	3,418,314
Under Armour, Inc., Class A(1)	83,822	3,363,777
Under Armour, Inc., Class C(1)	78,908	2,872,234
		12,616,571
TOTAL COMMON STOCKS (Cost $392,277,121)		469,118,117
TEMPORARY CASH INVESTMENTS — 7.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $37,984,500), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $37,239,207)		37,239,000
State Street Institutional Liquid Reserves Fund, Premier Class	24,348	24,348
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,263,348)		37,263,348
TOTAL INVESTMENT SECURITIES — 107.0% (Cost $429,540,469)		506,381,465
OTHER ASSETS AND LIABILITIES(2) — (7.0)%		(33,140,071)
TOTAL NET ASSETS — 100.0%		$473,241,394

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,210,126	CAD	5,506,339	Morgan Stanley	9/30/16	$(52,599)
USD	398,577	CAD	517,124	Morgan Stanley	9/30/16	(1,753)
						$(54,352)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

(2)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $429,540,469)	$506,381,465
Cash	14,871
Foreign currency holdings, at value (cost of $30,451)	26,640
Receivable for investments sold	3,344,626
Receivable for capital shares sold	130,258
Dividends and interest receivable	148,834
510,046,694

Liabilities
Payable for investments purchased	36,152,014
Payable for capital shares redeemed	240,753
Unrealized depreciation on forward foreign currency exchange contracts	54,352
Accrued management fees	357,934
Distribution fees payable	247
36,805,300

Net Assets	$473,241,394

Net Assets Consist of:
Capital (par value and paid-in surplus)	$388,270,380
Accumulated net investment loss	(174,409)
Undistributed net realized gain	8,362,689
Net unrealized appreciation	76,782,734
$473,241,394

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$472,022,786	34,615,847	$13.64
Class II, $0.01 Par Value	$1,218,608	89,661	$13.59

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,581)	$1,899,188
Interest	3,079
1,902,267

Expenses:
Management fees	2,143,614
Distribution fees - Class II	1,274
Directors' fees and expenses	7,213
2,152,101
Fees waived	(21,441)
2,130,660

Net investment income (loss)	(228,393)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	9,558,818
Foreign currency transactions	(441,124)
9,117,694

Change in net unrealized appreciation (depreciation) on:
Investments	(6,642,581)
Translation of assets and liabilities in foreign currencies	187
(6,642,394)

Net realized and unrealized gain (loss)	2,475,300

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,907

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$(228,393)	$(1,882,521)
Net realized gain (loss)	9,117,694	44,961,962
Change in net unrealized appreciation (depreciation)	(6,642,394)	(35,734,109)
Net increase (decrease) in net assets resulting from operations	2,246,907	7,345,332

Distributions to Shareholders
From net realized gains:
Class I	(42,862,441)	(31,133,710)
Class II	(96,788)	(25,303)
Decrease in net assets from distributions	(42,959,229)	(31,159,013)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	47,160,638	22,180,060

Net increase (decrease) in net assets	6,448,316	(1,633,621)

Net Assets
Beginning of period	466,793,078	468,426,699
End of period	$473,241,394	$466,793,078

Accumulated undistributed net investment income (loss)	$(174,409)	$53,984

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

11

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and from 0.80% to 0.90% for Class II. During the six months ended June 30, 2016, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $21,390 and $51 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2016 was 1.00% and 0.90% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.99% and 0.89% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,380,681 and $800,879, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $183,476,645 and $176,185,230, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	3,147,665	$42,383,183	4,506,159	$71,991,161
Issued in reinvestment of distributions	3,289,520	42,862,441	1,954,407	31,133,710
Redeemed	(2,843,620)	(38,442,179)	(5,216,684)	(81,532,417)
	3,593,565	46,803,445	1,243,882	21,592,454
Class II/Shares Authorized	25,000,000		25,000,000
Sold	28,766	384,328	46,437	711,610
Issued in reinvestment of distributions	7,445	96,788	1,590	25,303
Redeemed	(9,416)	(123,923)	(9,319)	(149,307)
	26,795	357,193	38,708	587,606
Net increase (decrease)	3,620,360	$47,160,638	1,282,590	$22,180,060

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$469,118,117	—	—
Temporary Cash Investments	24,348	$37,239,000	—
	$469,142,465	$37,239,000	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$54,352	—

14

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $7,549,414.

The value of foreign currency risk derivative instruments as of June 30, 2016, is disclosed on the Statement of Assets and Liabilities as a liability of $54,352 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(441,306) in net realized gain (loss) on foreign currency transactions and $(368) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$430,437,223
Gross tax appreciation of investments	$88,746,931
Gross tax depreciation of investments	(12,802,689)
Net tax appreciation (depreciation) of investments	$75,944,242

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$15.02	(0.01)	0.05	0.04	(1.42)	$13.64	0.57%	0.99%(4)	1.00%(4)	(0.10)%(4)	(0.11)%(4)	40%	$472,023
2015	$15.72	(0.06)	0.42	0.36	(1.06)	$15.02	1.93%	1.00%	1.00%	(0.38)%	(0.38)%	72%	$465,851
2014	$18.28	(0.08)	1.27	1.19	(3.75)	$15.72	8.14%	1.00%	1.00%	(0.50)%	(0.50)%	68%	$468,047
2013	$14.54	(0.08)	4.45	4.37	(0.63)	$18.28	30.92%	1.00%	1.00%	(0.49)%	(0.49)%	72%	$443,588
2012	$13.22	(0.01)	2.15	2.14	(0.82)	$14.54	16.00%	1.00%	1.00%	(0.04)%	(0.04)%	74%	$360,445
2011	$14.14	(0.05)	(0.87)	(0.92)	—	$13.22	(6.51)%	1.00%	1.00%	(0.39)%	(0.39)%	98%	$313,784
Class II
2016(3)	$14.98	(0.02)	0.05	0.03	(1.42)	$13.59	0.57%	1.14%(4)	1.15%(4)	(0.25)%(4)	(0.26)%(4)	40%	$1,219
2015	$15.71	(0.08)	0.41	0.33	(1.06)	$14.98	1.73%	1.15%	1.15%	(0.53)%	(0.53)%	72%	$942
2014(5)	$14.18	(0.06)	1.59	1.53	—	$15.71	10.79%	1.15%(4)	1.15%(4)	(0.61)%(4)	(0.61)%(4)	68%(6)	$379

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

(5)	April 25, 2014 (commencement of sale) through December 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

18

In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one- and ten-year periods and below its benchmark for the three- and five-year periods reviewed by the Board. During the management agreement approval process, the Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to

20

the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.01% (e.g., the Class I unified fee will be reduced from 1.00% to 0.99%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89943 1608

Semiannual Report

June 30, 2016

VP Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	5.8%
Visa, Inc., Class A	4.2%
Amazon.com, Inc.	3.8%
Apple, Inc.	3.6%
PepsiCo, Inc.	3.4%
Comcast Corp., Class A	3.0%
Microsoft Corp.	2.9%
O'Reilly Automotive, Inc.	2.7%
Facebook, Inc., Class A	2.4%
Bristol-Myers Squibb Co.	2.2%

Top Five Industries	% of net assets
Internet Software and Services	8.7%
Software	8.5%
Specialty Retail	6.8%
IT Services	5.8%
Internet and Catalog Retail	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	0.8%
Total Equity Exposure	99.7%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(1.7)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$995.60	$4.27	0.86%
Class I (before waiver)	$1,000	$995.60(2)	$5.01	1.01%
Class II (after waiver)	$1,000	$994.00	$5.01	1.01%
Class II (before waiver)	$1,000	$994.00(2)	$5.75	1.16%
Hypothetical
Class I (after waiver)	$1,000	$1,020.59	$4.32	0.86%
Class I (before waiver)	$1,000	$1,019.84	$5.07	1.01%
Class II (after waiver)	$1,000	$1,019.84	$5.07	1.01%
Class II (before waiver)	$1,000	$1,019.10	$5.82	1.16%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.9%
Boeing Co. (The)	821	$106,623
Lockheed Martin Corp.	536	133,019
		239,642
Airlines — 0.9%
Delta Air Lines, Inc.	1,487	54,171
Beverages — 3.4%
PepsiCo, Inc.	1,961	207,748
Biotechnology — 5.6%
Amgen, Inc.	784	119,286
Biogen, Inc.(1)	299	72,304
Gilead Sciences, Inc.	1,056	88,092
Incyte Corp.(1)	249	19,915
Regeneron Pharmaceuticals, Inc.(1)	115	40,161
		339,758
Capital Markets — 0.6%
Charles Schwab Corp. (The)	1,437	36,371
Chemicals — 4.2%
Dow Chemical Co. (The)	1,582	78,641
LyondellBasell Industries NV, Class A	495	36,838
PPG Industries, Inc.	488	50,825
Sherwin-Williams Co. (The)	301	88,395
		254,699
Communications Equipment — 0.2%
Cisco Systems, Inc.	452	12,968
Consumer Finance — 0.7%
American Express Co.	683	41,499
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	706	28,297
Energy Equipment and Services — 1.0%
Halliburton Co.	1,360	61,594
Food and Staples Retailing — 1.3%
Kroger Co. (The)	2,137	78,620
Food Products — 0.4%
Mead Johnson Nutrition Co.	243	22,052
Health Care Equipment and Supplies — 2.6%
C.R. Bard, Inc.	194	45,621
Cooper Cos., Inc. (The)	170	29,167
Edwards Lifesciences Corp.(1)	551	54,951
Intuitive Surgical, Inc.(1)	46	30,425
		160,164
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	900	70,209
Express Scripts Holding Co.(1)	834	63,217
VCA, Inc.(1)	522	35,293
		168,719

4

	Shares	Value
Health Care Technology — 0.9%
Cerner Corp.(1)	896	$52,506
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	529	23,006
Household Products — 1.7%
Church & Dwight Co., Inc.	318	32,719
Procter & Gamble Co. (The)	830	70,276
		102,995
Industrial Conglomerates — 2.0%
3M Co.	703	123,109
Insurance — 0.5%
American International Group, Inc.	608	32,157
Internet and Catalog Retail — 5.6%
Amazon.com, Inc.(1)	321	229,714
Expedia, Inc.	670	71,221
TripAdvisor, Inc.(1)	638	41,023
		341,958
Internet Software and Services — 8.7%
Alphabet, Inc., Class A(1)	498	350,358
eBay, Inc.(1)	1,331	31,159
Facebook, Inc., Class A(1)	1,284	146,735
		528,252
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A(1)	406	23,239
Fiserv, Inc.(1)	697	75,785
Visa, Inc., Class A	3,413	253,142
		352,166
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	971	43,074
Illumina, Inc.(1)	90	12,634
Waters Corp.(1)	149	20,957
		76,665
Machinery — 3.2%
Caterpillar, Inc.	300	22,743
Deere & Co.	229	18,558
Parker-Hannifin Corp.	282	30,470
WABCO Holdings, Inc.(1)	641	58,696
Wabtec Corp.	886	62,224
		192,691
Media — 5.5%
Comcast Corp., Class A	2,801	182,597
Sirius XM Holdings, Inc.(1)	7,223	28,531
Walt Disney Co. (The)	1,289	126,090
		337,218
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	945	89,057
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	496	59,158
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	798	72,634

5

	Shares	Value
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,841	$135,406
Johnson & Johnson	226	27,414
Teva Pharmaceutical Industries Ltd. ADR	583	29,284
Zoetis, Inc.	553	26,245
		218,349
Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	350	75,915
Road and Rail — 0.6%
Union Pacific Corp.	419	36,558
Semiconductors and Semiconductor Equipment — 2.5%
ASML Holding NV	378	37,469
Maxim Integrated Products, Inc.	1,252	44,684
NXP Semiconductors NV(1)	379	29,691
Xilinx, Inc.	834	38,472
		150,316
Software — 8.5%
Adobe Systems, Inc.(1)	591	56,612
Electronic Arts, Inc.(1)	435	32,956
Microsoft Corp.	3,449	176,485
Oracle Corp.	2,005	82,065
salesforce.com, inc.(1)	466	37,005
ServiceNow, Inc.(1)	328	21,779
Splunk, Inc.(1)	802	43,452
Symantec Corp.	3,212	65,975
		516,329
Specialty Retail — 6.8%
Home Depot, Inc. (The)	530	67,676
O'Reilly Automotive, Inc.(1)	605	164,015
Ross Stores, Inc.	1,052	59,638
TJX Cos., Inc. (The)	1,341	103,565
Williams-Sonoma, Inc.	407	21,217
		416,111
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	2,299	219,785
Hewlett Packard Enterprise Co.	845	15,438
		235,223
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	481	51,212
Coach, Inc.	975	39,722
		90,934
Tobacco — 2.6%
Altria Group, Inc.	1,829	126,128
Philip Morris International, Inc.	311	31,635
		157,763
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	283	18,989
TOTAL COMMON STOCKS (Cost $5,037,616)		6,006,361
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Growth ETF (Cost $47,090)	472	47,370

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $120,619), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $118,001)		$118,000
State Street Institutional Liquid Reserves Fund, Premier Class	922	922
TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,922)		118,922
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $5,203,628)		6,172,653
OTHER ASSETS AND LIABILITIES — (1.7)%		(102,448)
TOTAL NET ASSETS — 100.0%		$6,070,205

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	607	USD	672	UBS AG	9/30/16	$4
USD	28,828	EUR	26,084	UBS AG	9/30/16	(212)
USD	1,775	EUR	1,593	UBS AG	9/30/16	2
USD	753	EUR	678	UBS AG	9/30/16	(2)
						$(208)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,203,628)	$6,172,653
Receivable for investments sold	75,351
Unrealized appreciation on forward foreign currency exchange contracts	6
Dividends and interest receivable	4,132
6,252,142

Liabilities
Payable for investments purchased	176,565
Payable for capital shares redeemed	258
Unrealized depreciation on forward foreign currency exchange contracts	214
Accrued management fees	3,707
Distribution fees payable	1,193
181,937

Net Assets	$6,070,205

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,150,485
Undistributed net investment income	23,373
Accumulated net realized loss	(72,469)
Net unrealized appreciation	968,816
$6,070,205

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$182,296	14,405	$12.66
Class II, $0.01 Par Value	$5,887,909	465,658	$12.64

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $112)	$51,976
Interest	83
52,059

Expenses:
Management fees	25,884
Distribution fees - Class II	6,945
Directors' fees and expenses	94
Other expenses	62
32,985
Fees waived	(4,299)
28,686

Net investment income (loss)	23,373

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(43,780)
Foreign currency transactions	827
(42,953)

Change in net unrealized appreciation (depreciation) on:
Investments	19,302
Translation of assets and liabilities in foreign currencies	(209)
19,093

Net realized and unrealized gain (loss)	(23,860)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(487)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$23,373	$17,720
Net realized gain (loss)	(42,953)	236,566
Change in net unrealized appreciation (depreciation)	19,093	52,103
Net increase (decrease) in net assets resulting from operations	(487)	306,389

Distributions to Shareholders
From net investment income:
Class I	—	(881)
Class II	—	(17,359)
From net realized gains:
Class I	(614)	(21,870)
Class II	(20,085)	(317,045)
Decrease in net assets from distributions	(20,699)	(357,155)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	632,214	(705,117)

Net increase (decrease) in net assets	611,028	(755,883)

Net Assets
Beginning of period	5,459,177	6,215,060
End of period	$6,070,205	$5,459,177

Undistributed net investment income	$23,373	$—

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

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domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.15% of the fund's management fee. Effective August 1, 2016, the investment advisor agreed to increase the amount of the waiver from 0.15% to 0.16% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $132 and $4,167 for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.85% and 0.75% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $40,756 and $22,691, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $2,586,359 and $1,939,282, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Issued in reinvestment of distributions	50	$614	1,728	$22,751
Redeemed	—	—	(44,877)	(600,163)
	50	614	(43,149)	(577,412)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	95,854	1,165,600	61,381	793,395
Issued in reinvestment of distributions	1,615	20,085	25,679	334,404
Redeemed	(45,186)	(554,085)	(94,339)	(1,255,504)
	52,283	631,600	(7,279)	(127,705)
Net increase (decrease)	52,333	$632,214	(50,428)	$(705,117)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,968,892	$37,469	—
Exchange-Traded Funds	47,370	—	—
Temporary Cash Investments	922	118,000	—
	$6,017,184	$155,469	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$214	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $26,779.

The value of foreign currency risk derivative instruments as of June 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $6 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $214 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $869 in net realized gain (loss) on foreign currency transactions and $(208) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,249,614
Gross tax appreciation of investments	$990,308
Gross tax depreciation of investments	(67,269)
Net tax appreciation (depreciation) of investments	$923,039

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$12.76	0.06	(0.12)	(0.06)	—	(0.04)	(0.04)	$12.66	(0.44)%	0.86%(4)	1.01%(4)	0.96%(4)	0.81%(4)	34%	$182
2015	$13.00	0.05	0.56	0.61	(0.06)	(0.79)	(0.85)	$12.76	4.71%	0.85%	1.00%	0.44%	0.29%	69%	$183
2014	$13.25	0.05	1.43	1.48	(0.05)	(1.68)	(1.73)	$13.00	11.24%	0.93%	1.00%	0.37%	0.30%	128%	$748
2013	$10.31	0.06	2.94	3.00	(0.05)	(0.01)	(0.06)	$13.25	29.11%	1.01%	1.01%	0.49%	0.49%	122%	$672
2012	$9.12	0.07	1.17	1.24	(0.05)	—	(0.05)	$10.31	13.66%	1.01%	1.01%	0.73%	0.73%	78%	$521
2011(5)	$10.00	0.04	(0.88)	(0.84)	(0.04)	—	(0.04)	$9.12	(8.41)%	1.00%(4)	1.00%(4)	0.64%(4)	0.64%(4)	66%	$458
Class II
2016(3)	$12.76	0.05	(0.13)	(0.08)	—	(0.04)	(0.04)	$12.64	(0.60)%	1.01%(4)	1.16%(4)	0.81%(4)	0.66%(4)	34%	$5,888
2015	$13.00	0.04	0.55	0.59	(0.04)	(0.79)	(0.83)	$12.76	4.55%	1.00%	1.15%	0.29%	0.14%	69%	$5,276
2014	$13.25	0.03	1.43	1.46	(0.03)	(1.68)	(1.71)	$13.00	11.07%	1.08%	1.15%	0.22%	0.15%	128%	$5,468
2013	$10.31	0.04	2.94	2.98	(0.03)	(0.01)	(0.04)	$13.25	28.92%	1.16%	1.16%	0.34%	0.34%	122%	$4,980
2012	$9.12	0.06	1.17	1.23	(0.04)	—	(0.04)	$10.31	13.49%	1.16%	1.16%	0.58%	0.58%	78%	$1,318
2011(5)	$10.00	0.03	(0.88)	(0.85)	(0.03)	—	(0.03)	$9.12	(8.50)%	1.15%(4)	1.15%(4)	0.49%(4)	0.49%(4)	66%	$458

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

(5)	May 2, 2011 (fund inception) through December 31, 2011.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

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In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. During the management agreement approval process, the Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within

20

the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

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Notes

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Notes

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Contact Us	americancentury.com
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American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89948 1608

Semiannual Report

June 30, 2016

VP Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Microsoft Corp.	3.0%
Apple, Inc.	2.8%
Johnson & Johnson	2.8%
AT&T, Inc.	2.4%
Procter & Gamble Co. (The)	2.1%
Verizon Communications, Inc.	2.1%
Pfizer, Inc.	2.0%
Cisco Systems, Inc.	1.7%
Exxon Mobil Corp.	1.7%
Alphabet, Inc.*	1.7%
* Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Pharmaceuticals	6.7%
Technology Hardware, Storage and Peripherals	6.0%
Software	5.4%
Semiconductors and Semiconductor Equipment	5.1%
Biotechnology	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.1%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,049.90	$3.57	0.70%
Class II	$1,000	$1,048.60	$4.84	0.95%
Hypothetical
Class I	$1,000	$1,021.38	$3.52	0.70%
Class II	$1,000	$1,020.14	$4.77	0.95%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.5%
Boeing Co. (The)	35,474	$4,607,008
Honeywell International, Inc.	8,230	957,314
		5,564,322
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	15,003	1,616,123
Automobiles — 1.3%
Ford Motor Co.	293,811	3,693,204
General Motors Co.	41,050	1,161,715
		4,854,919
Banks — 2.8%
Citigroup, Inc.	9,220	390,836
JPMorgan Chase & Co.	76,210	4,735,689
SunTrust Banks, Inc.	84,716	3,480,133
Wells Fargo & Co.	33,291	1,575,663
		10,182,321
Beverages — 3.2%
Coca-Cola Co. (The)	92,519	4,193,886
Dr Pepper Snapple Group, Inc.	15,601	1,507,525
PepsiCo, Inc.	56,783	6,015,591
		11,717,002
Biotechnology — 4.5%
AbbVie, Inc.	88,384	5,471,853
Amgen, Inc.	34,440	5,240,046
Biogen, Inc.(1)	4,423	1,069,570
Gilead Sciences, Inc.	59,590	4,970,998
		16,752,467
Capital Markets — 1.2%
BGC Partners, Inc., Class A	85,300	742,963
Eaton Vance Corp.	53,518	1,891,326
WisdomTree Investments, Inc.	179,976	1,761,965
		4,396,254
Chemicals — 3.6%
Air Products & Chemicals, Inc.	25,031	3,555,403
Dow Chemical Co. (The)	77,019	3,828,615
Eastman Chemical Co.	39,486	2,681,099
PPG Industries, Inc.	30,391	3,165,223
		13,230,340
Communications Equipment — 1.7%
Cisco Systems, Inc.	220,854	6,336,301
Consumer Finance — 1.0%
American Express Co.	32,948	2,001,921
Discover Financial Services	30,809	1,651,054
		3,652,975
Containers and Packaging — 1.6%
Avery Dennison Corp.	34,164	2,553,759

4

	Shares	Value
International Paper Co.	78,755	$3,337,637
		5,891,396
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	15,523	2,247,575
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	209,445	9,050,118
Verizon Communications, Inc.	136,259	7,608,703
		16,658,821
Electric Utilities — 1.5%
FirstEnergy Corp.	77,492	2,705,246
PPL Corp.	69,411	2,620,265
		5,325,511
Energy Equipment and Services — 0.9%
Helmerich & Payne, Inc.	26,923	1,807,341
Noble Corp. plc	163,809	1,349,786
Oceaneering International, Inc.	7,401	220,994
		3,378,121
Food and Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	81,132	5,924,259
Food Products — 2.9%
Campbell Soup Co.	25,477	1,694,985
General Mills, Inc.	59,698	4,257,661
Hershey Co. (The)	11,481	1,302,979
Hormel Foods Corp.	55,630	2,036,058
Tyson Foods, Inc., Class A	22,534	1,505,046
		10,796,729
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	97,880	3,847,663
C.R. Bard, Inc.	1,971	463,500
Medtronic plc	58,889	5,109,799
ResMed, Inc.	45,724	2,891,128
St. Jude Medical, Inc.	41,850	3,264,300
		15,576,390
Health Care Providers and Services — 0.8%
AmerisourceBergen Corp.	39,054	3,097,763
Hotels, Restaurants and Leisure — 2.6%
Carnival Corp.	66,444	2,936,825
Darden Restaurants, Inc.	52,001	3,293,743
McDonald's Corp.	12,331	1,483,913
Yum! Brands, Inc.	23,483	1,947,210
		9,661,691
Household Durables — 1.8%
Garmin Ltd.	81,543	3,459,054
Tupperware Brands Corp.	53,433	3,007,209
		6,466,263
Household Products — 3.7%
Clorox Co. (The)	15,020	2,078,618
Kimberly-Clark Corp.	28,185	3,874,874
Procter & Gamble Co. (The)	92,954	7,870,415
		13,823,907

5

	Shares	Value
Industrial Conglomerates — 2.2%
3M Co.	27,235	$4,769,393
General Electric Co.	100,763	3,172,019
		7,941,412
Insurance — 1.7%
Aflac, Inc.	26,936	1,943,702
Prudential Financial, Inc.	49,454	3,528,048
Unum Group	22,545	716,706
		6,188,456
Internet and Catalog Retail — 0.8%
Amazon.com, Inc.(1)	3,841	2,748,696
Internet Software and Services — 2.3%
Alphabet, Inc., Class A(1)	5,681	3,996,754
Alphabet, Inc., Class C(1)	3,299	2,283,238
Facebook, Inc., Class A(1)	20,536	2,346,854
		8,626,846
IT Services — 2.0%
International Business Machines Corp.	41,327	6,272,612
Western Union Co. (The)	55,572	1,065,871
		7,338,483
Leisure Products — 0.8%
Mattel, Inc.	93,621	2,929,401
Machinery — 2.2%
Illinois Tool Works, Inc.	4,285	446,326
PACCAR, Inc.	64,407	3,340,791
Stanley Black & Decker, Inc.	30,637	3,407,447
Timken Co. (The)	32,631	1,000,466
		8,195,030
Media — 2.0%
Comcast Corp., Class A	675	44,003
Time Warner, Inc.	53,841	3,959,467
Viacom, Inc., Class B	77,538	3,215,501
Walt Disney Co. (The)	2,587	253,061
		7,472,032
Metals and Mining — 0.9%
Nucor Corp.	62,625	3,094,301
Reliance Steel & Aluminum Co.	4,141	318,443
		3,412,744
Multiline Retail — 1.0%
Target Corp.	52,268	3,649,352
Oil, Gas and Consumable Fuels — 3.7%
Apache Corp.	6,869	382,397
Chevron Corp.	23,718	2,486,358
Enbridge, Inc.	32,210	1,364,416
Exxon Mobil Corp.	67,278	6,306,640
Occidental Petroleum Corp.	945	71,404
Valero Energy Corp.	61,127	3,117,477
		13,728,692
Pharmaceuticals — 6.7%
Eli Lilly & Co.	6,649	523,609
Johnson & Johnson	84,404	10,238,205

6

	Shares	Value
Merck & Co., Inc.	108,929	$6,275,400
Pfizer, Inc.	215,097	7,573,565
		24,610,779
Real Estate Investment Trusts (REITs) — 4.3%
CBL & Associates Properties, Inc.	28,406	264,460
Corporate Office Properties Trust	63,835	1,887,601
Equity Residential	30,131	2,075,423
Hospitality Properties Trust	69,644	2,005,747
Liberty Property Trust	90,852	3,608,642
Select Income REIT	52,490	1,364,215
Ventas, Inc.	16,450	1,197,889
Weyerhaeuser Co.	15,420	459,053
WP Carey, Inc.	44,426	3,084,053
		15,947,083
Semiconductors and Semiconductor Equipment — 5.1%
Analog Devices, Inc.	28,917	1,637,859
Applied Materials, Inc.	137,427	3,294,125
Intel Corp.	184,902	6,064,786
Intersil Corp., Class A	37,211	503,837
QUALCOMM, Inc.	88,034	4,715,981
Teradyne, Inc.	127,885	2,518,056
		18,734,644
Software — 5.4%
CA, Inc.	108,885	3,574,695
Microsoft Corp.	216,356	11,070,936
Oracle Corp.	128,689	5,267,241
		19,912,872
Specialty Retail — 1.1%
American Eagle Outfitters, Inc.	169,175	2,694,958
Williams-Sonoma, Inc.	28,301	1,475,331
		4,170,289
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	108,727	10,394,301
EMC Corp.	119,955	3,259,177
HP, Inc.	232,801	2,921,653
NetApp, Inc.	114,695	2,820,350
Seagate Technology plc	116,621	2,840,888
		22,236,369
Tobacco — 3.1%
Altria Group, Inc.	78,880	5,439,565
Philip Morris International, Inc.	59,700	6,072,684
		11,512,249
TOTAL COMMON STOCKS (Cost $308,355,929)		366,506,879
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $2,820,181), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $2,761,015)		2,761,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,772	2,772
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,763,772)		2,763,772
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $311,119,701)		369,270,651
OTHER ASSETS AND LIABILITIES — 0.1%		233,069
TOTAL NET ASSETS — 100.0%		$369,503,720

7

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $311,119,701)	$369,270,651
Cash	14,555
Receivable for capital shares sold	109,202
Dividends and interest receivable	625,140
370,019,548

Liabilities
Payable for capital shares redeemed	300,886
Accrued management fees	211,117
Distribution fees payable	3,825
515,828

Net Assets	$369,503,720

Net Assets Consist of:
Capital (par value and paid-in surplus)	$316,650,470
Undistributed net investment income	145,469
Accumulated net realized loss	(5,443,169)
Net unrealized appreciation	58,150,950
$369,503,720

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$350,335,475	40,226,421	$8.71
Class II, $0.01 Par Value	$19,168,245	2,200,273	$8.71

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,220)	$6,042,002
Interest	2,169
6,044,171

Expenses:
Management fees	1,257,866
Distribution fees - Class II	22,048
Directors' fees and expenses	5,957
1,285,871

Net investment income (loss)	4,758,300

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,879,948)
Change in net unrealized appreciation (depreciation) on investments	15,900,621

Net realized and unrealized gain (loss)	13,020,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,778,973

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$4,758,300	$7,817,569
Net realized gain (loss)	(2,879,948)	6,480,304
Change in net unrealized appreciation (depreciation)	15,900,621	(37,542,637)
Net increase (decrease) in net assets resulting from operations	17,778,973	(23,244,764)

Distributions to Shareholders
From net investment income:
Class I	(4,681,190)	(7,309,373)
Class II	(223,273)	(353,226)
Class III	—	(106,090)
From net realized gains:
Class I	(6,606,145)	(26,343,211)
Class II	(336,000)	(1,694,161)
Class III	—	(956,534)
Decrease in net assets from distributions	(11,846,608)	(36,762,595)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,991,817)	50,426,946

Redemption Fees
Increase in net assets from redemption fees	—	2,958

Net increase (decrease) in net assets	2,940,548	(9,577,455)

Net Assets
Beginning of period	366,563,172	376,140,627
End of period	$369,503,720	$366,563,172

Undistributed net investment income	$145,469	$291,632

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. On August 7, 2015, there were no outstanding Class III shares and the fund discontinued offering Class III.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

12

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to August 7, 2015, the fund may have imposed a 1.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I and Class II. The effective annual management fee for each class for the six months ended June 30, 2016 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $230,447 and $20,198, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $128,744,656 and $137,059,305, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,611,506	$13,614,008	10,384,300	$95,042,924
Issued in reinvestment of distributions	1,319,646	11,287,335	3,683,630	33,652,584
Redeemed	(3,465,150)	(29,360,980)	(7,139,508)	(66,111,803)
	(533,998)	(4,459,637)	6,928,422	62,583,705
Class II/Shares Authorized	50,000,000		50,000,000
Sold	508,671	4,360,252	737,478	6,961,390
Issued in reinvestment of distributions	65,369	559,273	223,332	2,047,387
Redeemed	(406,339)	(3,451,705)	(1,008,171)	(9,433,274)
	167,701	1,467,820	(47,361)	(424,497)
Class III/Shares Authorized	50,000,000		50,000,000
Sold			137,812	1,350,929
Issued in reinvestment of distributions			114,856	1,062,624
Redeemed			(1,540,981)	(14,145,815)
			(1,288,313)	(11,732,262)
Net increase (decrease)	(366,297)	$(2,991,817)	5,592,748	$50,426,946

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$366,506,879	—	—
Temporary Cash Investments	2,772	$2,761,000	—
	$366,509,651	$2,761,000	—

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7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$313,603,509
Gross tax appreciation of investments	$66,637,825
Gross tax depreciation of investments	(10,970,683)
Net tax appreciation (depreciation) of investments	$55,667,142

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$8.57	0.11	0.31	0.42	(0.12)	(0.16)	(0.28)	$8.71	4.99%	0.70%(4)	2.66%(4)	36%	$350,335
2015	$10.11	0.19	(0.71)	(0.52)	(0.19)	(0.83)	(1.02)	$8.57	(5.62)%	0.70%	2.14%	88%	$349,147
2014	$9.17	0.20	0.94	1.14	(0.20)	—	(0.20)	$10.11	12.50%	0.70%	2.13%	77%	$342,075
2013	$6.90	0.18	2.27	2.45	(0.18)	—	(0.18)	$9.17	35.82%	0.70%	2.28%	73%	$271,368
2012	$6.14	0.14	0.76	0.90	(0.14)	—	(0.14)	$6.90	14.74%	0.70%	2.08%	66%	$221,515
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$217,635
Class II
2016(3)	$8.57	0.10	0.31	0.41	(0.11)	(0.16)	(0.27)	$8.71	4.86%	0.95%(4)	2.41%(4)	36%	$19,168
2015	$10.11	0.17	(0.71)	(0.54)	(0.17)	(0.83)	(1.00)	$8.57	(5.95)%	0.95%	1.89%	88%	$17,417
2014	$9.17	0.18	0.93	1.11	(0.17)	—	(0.17)	$10.11	12.33%	0.95%	1.88%	77%	$21,038
2013	$6.90	0.17	2.26	2.43	(0.16)	—	(0.16)	$9.17	35.48%	0.95%	2.03%	73%	$19,095
2012	$6.14	0.12	0.77	0.89	(0.13)	—	(0.13)	$6.90	14.46%	0.95%	1.83%	66%	$13,960
2011	$6.05	0.08	0.09	0.17	(0.08)	—	(0.08)	$6.14	2.86%	0.95%	1.36%	54%	$13,285

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. During the management agreement approval process, the Board discussed the Fund's performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

20

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to

21

the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89939 1608

Semiannual Report

June 30, 2016

VP International Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Roche Holding AG	3.9%
Reckitt Benckiser Group plc	2.8%
Novo Nordisk A/S, B Shares	2.1%
AIA Group Ltd.	2.1%
Shire plc	2.0%
Pandora A/S	1.7%
adidas AG	1.7%
Tencent Holdings Ltd.	1.7%
TOTAL SA	1.6%
Ryohin Keikaku Co. Ltd.	1.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
United Kingdom	22.7%
Japan	15.3%
France	15.1%
Germany	7.0%
Switzerland	5.3%
Denmark	4.9%
Netherlands	3.3%
Sweden	3.1%
Ireland	2.9%
China	2.9%
Hong Kong	2.6%
Belgium	2.3%
Spain	2.1%
Other Countries	9.2%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$945.00	$5.17	1.07%
Class I (before waiver)	$1,000	$945.00(2)	$6.67	1.38%
Class II (after waiver)	$1,000	$944.50	$5.90	1.22%
Class II (before waiver)	$1,000	$944.50(2)	$7.40	1.53%
Hypothetical
Class I (after waiver)	$1,000	$1,019.54	$5.37	1.07%
Class I (before waiver)	$1,000	$1,018.00	$6.92	1.38%
Class II (after waiver)	$1,000	$1,018.80	$6.12	1.22%
Class II (before waiver)	$1,000	$1,017.26	$7.67	1.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Austria — 0.9%
Erste Group Bank AG	82,540	$1,887,554
Belgium — 2.3%
Anheuser-Busch InBev SA/NV	21,350	2,806,449
KBC Groep NV(1)	38,250	1,875,214
		4,681,663
Brazil — 0.2%
BM&FBovespa SA	77,000	427,152
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	49,230	2,114,076
China — 2.9%
Alibaba Group Holding Ltd. ADR(1)	19,550	1,554,811
Baidu, Inc. ADR(1)	6,210	1,025,582
Tencent Holdings Ltd.	151,000	3,440,038
		6,020,431
Denmark — 4.9%
DSV A/S	47,940	2,015,619
Novo Nordisk A/S, B Shares	82,830	4,454,354
Pandora A/S	26,780	3,635,244
		10,105,217
France — 15.1%
ArcelorMittal(1)	170,370	784,400
Arkema SA	22,600	1,744,025
Capgemini SA	16,900	1,474,893
Criteo SA ADR(1)	29,560	1,357,395
Essilor International SA	20,912	2,783,240
Iliad SA	6,450	1,311,128
Kering	12,980	2,116,862
Legrand SA	37,340	1,926,555
Pernod Ricard SA	13,220	1,472,539
Publicis Groupe SA	26,720	1,810,229
Rexel SA	71,590	903,827
Thales SA	26,330	2,209,785
TOTAL SA	70,065	3,378,652
Valeo SA	58,170	2,598,019
Veolia Environnement SA	89,210	1,938,045
Vinci SA	29,630	2,110,300
Vivendi SA	79,250	1,501,562
		31,421,456
Germany — 7.0%
adidas AG	24,670	3,518,057
Deutsche Boerse AG	21,940	1,796,375
Fresenius Medical Care AG & Co. KGaA	33,520	2,900,342
HeidelbergCement AG	30,810	2,310,144
ProSiebenSat.1 Media SE	12,780	558,047
Symrise AG	21,318	1,452,621

4

	Shares	Value
Zalando SE(1)	73,298	$1,940,421
		14,476,007
Hong Kong — 2.6%
AIA Group Ltd.	734,600	4,426,596
Sands China Ltd.	311,600	1,054,942
		5,481,538
India — 0.9%
Tata Motors Ltd.(1)	280,550	1,927,300
Indonesia — 1.2%
Astra International Tbk PT	2,843,300	1,602,751
Bank Mandiri Persero Tbk PT	1,271,900	922,043
		2,524,794
Ireland — 2.9%
Bank of Ireland(1)	2,560,397	533,567
CRH plc	72,160	2,080,858
Ryanair Holdings plc ADR	26,597	1,849,555
Smurfit Kappa Group plc	71,002	1,573,833
		6,037,813
Israel — 0.9%
Mobileye NV(1)	38,370	1,770,392
Japan — 15.3%
Calbee, Inc.	59,500	2,469,971
Daikin Industries Ltd.	18,300	1,524,681
Daito Trust Construction Co. Ltd.	15,500	2,512,488
Isuzu Motors Ltd.	40,900	500,597
Kao Corp.	22,500	1,298,451
Keyence Corp.	2,500	1,686,132
Kubota Corp.	193,400	2,590,280
Mitsubishi Estate Co. Ltd.	63,000	1,151,896
Nitori Holdings Co. Ltd.	21,100	2,531,617
NTT DOCOMO, Inc.	43,600	1,173,185
Olympus Corp.	52,700	1,960,645
Ono Pharmaceutical Co. Ltd.	49,900	2,154,789
ORIX Corp.	164,800	2,104,407
Ryohin Keikaku Co. Ltd.	13,200	3,202,569
Seven & i Holdings Co. Ltd.	68,200	2,847,302
Suntory Beverage & Food Ltd.	48,600	2,187,013
		31,896,023
Mexico — 1.1%
Cemex SAB de CV ADR(1)	247,252	1,525,545
Fomento Economico Mexicano SAB de CV ADR	6,960	643,730
		2,169,275
Netherlands — 3.3%
ASML Holding NV	19,210	1,904,155
Koninklijke DSM NV	26,950	1,561,534
Koninklijke Vopak NV	28,480	1,426,508
NXP Semiconductors NV(1)	25,840	2,024,306
		6,916,503
Norway — 1.1%
Statoil ASA	128,420	2,223,644
5

	Shares	Value
Portugal — 1.2%
Jeronimo Martins SGPS SA	153,642	$2,420,583
South Korea — 0.7%
Amorepacific Corp.	3,950	1,488,664
Spain — 2.1%
Cellnex Telecom SAU	79,537	1,247,594
Industria de Diseno Textil SA	91,910	3,064,965
		4,312,559
Sweden — 3.1%
Hexagon AB, B Shares	65,640	2,389,293
Lundin Petroleum AB(1)	104,550	1,890,174
Svenska Cellulosa AB SCA, B Shares	69,168	2,205,685
		6,485,152
Switzerland — 5.3%
Actelion Ltd.	9,490	1,592,389
Julius Baer Group Ltd.	35,770	1,437,471
Roche Holding AG	30,509	8,055,308
		11,085,168
United Kingdom — 22.7%
Admiral Group plc	68,490	1,869,393
Ashtead Group plc	170,564	2,447,785
ASOS plc(1)	26,737	1,424,590
Associated British Foods plc	21,083	764,429
Auto Trader Group plc	574,287	2,715,517
Aviva plc	408,330	2,194,483
British American Tobacco plc	23,000	1,496,620
Bunzl plc	82,970	2,566,303
Carnival plc	45,740	2,030,701
Compass Group plc	113,690	2,167,112
Liberty Global plc LiLAC, Class A(1)	3,869	124,817
London Stock Exchange Group plc	66,390	2,248,898
Pearson plc	91,590	1,194,532
Prudential plc	53,460	910,734
Reckitt Benckiser Group plc	56,900	5,724,458
Rio Tinto plc	74,297	2,296,529
Royal Dutch Shell plc, Class A	61,500	1,686,700
Shire plc	67,510	4,157,230
St. James's Place plc	180,512	1,933,498
Weir Group plc (The)	71,820	1,386,808
Wolseley plc	56,390	2,922,421
Worldpay Group plc(1)	811,763	2,954,739
		47,218,297
TOTAL COMMON STOCKS (Cost $195,415,417)		205,091,261

6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $3,067,163), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $3,007,017)		3,007,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,348	2,348
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,009,348)		3,009,348
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $198,424,765)		208,100,609
OTHER ASSETS AND LIABILITIES — (0.1)%		(209,886)
TOTAL NET ASSETS — 100.0%		$207,890,723

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.6%
Consumer Staples	14.5%
Financials	13.5%
Health Care	13.3%
Industrials	12.5%
Information Technology	11.7%
Materials	7.5%
Energy	4.4%
Telecommunication Services	1.8%
Utilities	0.9%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $198,424,765)	$208,100,609
Foreign currency holdings, at value (cost of $181,717)	179,683
Receivable for investments sold	4,201,545
Receivable for capital shares sold	76,407
Dividends and interest receivable	1,131,622
Other assets	11,942
213,701,808

Liabilities
Payable for investments purchased	5,413,738
Payable for capital shares redeemed	201,277
Accrued management fees	176,945
Distribution fees payable	8,672
Accrued foreign taxes	10,453
5,811,085

Net Assets	$207,890,723

Net Assets Consist of:
Capital (par value and paid-in surplus)	$203,491,235
Undistributed net investment income	196,353
Accumulated net realized loss	(5,514,845)
Net unrealized appreciation	9,717,980
$207,890,723

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$166,710,228	17,795,354	$9.37
Class II, $0.01 Par Value	$41,180,495	4,399,318	$9.36

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $329,473)	$2,961,795
Interest	228
2,962,023

Expenses:
Management fees	1,408,973
Distribution fees - Class II	53,876
Directors' fees and expenses	3,586
Other expenses	25,658
1,492,093
Fees waived	(328,736)
1,163,357

Net investment income (loss)	1,798,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,693,023)
Foreign currency transactions	(15,034)
(1,708,057)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(10,453))	(13,181,672)
Translation of assets and liabilities in foreign currencies	14,971
(13,166,701)

Net realized and unrealized gain (loss)	(14,874,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,076,092)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$1,798,666	$1,943,860
Net realized gain (loss)	(1,708,057)	15,509,216
Change in net unrealized appreciation (depreciation)	(13,166,701)	(14,746,384)
Net increase (decrease) in net assets resulting from operations	(13,076,092)	2,706,692

Distributions to Shareholders
From net investment income:
Class I	(1,786,018)	(760,842)
Class II	(396,032)	(110,696)
Class III	—	(2,813)
Class IV	—	(2,606)
Decrease in net assets from distributions	(2,182,050)	(876,957)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,255,070)	(33,774,931)

Redemption Fees
Increase in net assets from redemption fees	—	18

Net increase (decrease) in net assets	(23,513,212)	(31,945,178)

Net Assets
Beginning of period	231,403,935	263,349,113
End of period	$207,890,723	$231,403,935

Undistributed net investment income	$196,353	$579,737

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. On August 7, 2015, there were no outstanding Class III and Class IV shares and the fund discontinued offering Class III and Class IV.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

11

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Redemption Fees — Prior to August 7, 2015 the fund may have imposed a 1.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.50% for Class I and from 0.90% to 1.40% for Class II. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.31% of the fund's management fee. Effective August 1, 2016, the investment advisor agreed to decrease the amount of the waiver from 0.31% to 0.21% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $261,930 and $66,806 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2016 was 1.35% and 1.25%, for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 1.04% and 0.94%, for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, filing fees for foreign tax reclaims and other miscellaneous expenses. The impact of total other expenses to the ratio of operating expenses to average net assets was 0.02% for the six months ended June 30, 2016.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $81,060,424 and $87,954,950, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	1,614,891	$15,346,853	2,416,900	$25,299,667
Issued in reinvestment of distributions	189,397	1,786,018	71,307	760,842
Redeemed	(2,337,102)	(21,861,681)	(5,244,041)	(54,311,788)
	(532,814)	(4,728,810)	(2,755,834)	(28,251,279)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	116,804	1,096,821	689,725	7,117,085
Issued in reinvestment of distributions	41,997	396,032	10,374	110,696
Redeemed	(533,004)	(5,019,113)	(1,021,362)	(10,552,608)
	(374,203)	(3,526,260)	(321,263)	(3,324,827)
Class III/Shares Authorized	50,000,000		50,000,000
Sold			301	3,149
Issued in reinvestment of distributions			263	2,813
Redeemed			(79,489)	(850,050)
			(78,925)	(844,088)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold			2,004	20,758
Issued in reinvestment of distributions			244	2,606
Redeemed			(128,897)	(1,378,101)
			(126,649)	(1,354,737)
Net increase (decrease)	(907,017)	$(8,255,070)	(3,282,671)	$(33,774,931)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$2,580,393	$3,440,038	—
France	1,357,395	30,064,061	—
Ireland	1,849,555	4,188,258	—
Israel	1,770,392	—	—
Mexico	2,169,275	—	—
Netherlands	2,024,306	4,892,197	—
United Kingdom	124,817	47,093,480	—
Other Countries	—	103,537,094	—
Temporary Cash Investments	2,348	3,007,000	—
	$11,878,481	$196,222,128	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$198,634,512
Gross tax appreciation of investments	$21,269,107
Gross tax depreciation of investments	(11,803,010)
Net tax appreciation (depreciation) of investments	$9,466,097

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2015, the fund had accumulated short-term capital losses of $(2,248,497), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of December 31, 2015, the fund had post-October capital loss deferrals of $(1,269,081), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$10.02	0.08	(0.63)	(0.55)	(0.10)	$9.37	(5.50)%	1.07%(4)	1.38%(4)	1.73%(4)	1.42%(4)	38%	$166,710
2015	$9.98	0.08	—(5)	0.08	(0.04)	$10.02	0.76%	1.03%	1.33%	0.79%	0.49%	59%	$183,648
2014	$10.74	0.09	(0.67)	(0.58)	(0.18)	$9.98	(5.51)%	1.03%	1.33%	0.84%	0.54%	77%	$210,511
2013	$8.93	0.10	1.87	1.97	(0.16)	$10.74	22.41%	1.07%	1.37%	1.01%	0.71%	87%	$213,085
2012	$7.43	0.11	1.46	1.57	(0.07)	$8.93	21.16%	1.29%	1.42%	1.33%	1.20%	80%	$193,260
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	$7.43	(12.04)%	1.43%	1.43%	0.92%	0.92%	93%	$185,654
Class II
2016(3)	$10.00	0.07	(0.62)	(0.55)	(0.09)	$9.36	(5.55)%	1.22%(4)	1.53%(4)	1.58%(4)	1.27%(4)	38%	$41,180
2015	$9.97	0.07	(0.02)	0.05	(0.02)	$10.00	0.51%	1.18%	1.48%	0.64%	0.34%	59%	$47,756
2014	$10.73	0.08	(0.68)	(0.60)	(0.16)	$9.97	(5.65)%	1.18%	1.48%	0.69%	0.39%	77%	$50,788
2013	$8.92	0.08	1.88	1.96	(0.15)	$10.73	22.25%	1.22%	1.52%	0.86%	0.56%	87%	$61,312
2012	$7.42	0.10	1.45	1.55	(0.05)	$8.92	21.01%	1.44%	1.57%	1.18%	1.05%	80%	$57,698
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	$7.42	(12.19)%	1.58%	1.58%	0.77%	0.77%	93%	$56,514

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

18

In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to,

19

information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.21% (e.g., the Class I unified fee will be reduced from 1.50% to 1.29%), beginning August 1,

20

2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89942 1608

Semiannual Report

June 30, 2016

VP Large Company Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Pfizer, Inc.	3.4%
Schlumberger Ltd.	3.2%
JPMorgan Chase & Co.	3.1%
Wells Fargo & Co.	3.1%
Procter & Gamble Co. (The)	3.0%
Chevron Corp.	3.0%
TOTAL SA ADR	2.8%
Cisco Systems, Inc.	2.5%
Oracle Corp.	2.5%
Occidental Petroleum Corp.	2.1%

Top Five Industries	% of net assets
Banks	13.5%
Oil, Gas and Consumable Fuels	11.8%
Pharmaceuticals	6.9%
Insurance	5.9%
Capital Markets	5.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	94.3%
Foreign Common Stocks*	5.0%
Exchange-Traded Funds	0.2%
Total Equity Exposure	99.5%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.4%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,038.30	$4.05	0.80%
Class I (before waiver)	$1,000	$1,038.30(2)	$4.61	0.91%
Class II (after waiver)	$1,000	$1,037.80	$4.81	0.95%
Class II (before waiver)	$1,000	$1,037.80(2)	$5.37	1.06%
Hypothetical
Class I (after waiver)	$1,000	$1,020.89	$4.02	0.80%
Class I (before waiver)	$1,000	$1,020.34	$4.57	0.91%
Class II (after waiver)	$1,000	$1,020.14	$4.77	0.95%
Class II (before waiver)	$1,000	$1,019.59	$5.32	1.06%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.4%
Honeywell International, Inc.	1,220	$141,910
Huntington Ingalls Industries, Inc.	870	146,186
Textron, Inc.	4,120	150,627
United Technologies Corp.	3,610	370,206
		808,929
Auto Components — 1.5%
BorgWarner, Inc.	3,070	90,626
Delphi Automotive plc	2,880	180,288
		270,914
Automobiles — 0.8%
Ford Motor Co.	10,920	137,264
Banks — 13.5%
Bank of America Corp.	26,550	352,319
BB&T Corp.	5,910	210,455
JPMorgan Chase & Co.	9,030	561,124
KeyCorp	9,680	106,964
PNC Financial Services Group, Inc. (The)	3,700	301,143
US Bancorp	9,380	378,295
Wells Fargo & Co.	11,820	559,441
		2,469,741
Beverages — 0.7%
PepsiCo, Inc.	1,270	134,544
Biotechnology — 0.8%
AbbVie, Inc.	2,290	141,774
Capital Markets — 5.9%
Ameriprise Financial, Inc.	2,730	245,290
Bank of New York Mellon Corp. (The)	4,890	189,977
BlackRock, Inc.	490	167,840
Goldman Sachs Group, Inc. (The)	1,310	194,640
Invesco Ltd.	11,110	283,749
		1,081,496
Chemicals — 1.4%
Dow Chemical Co. (The)	3,510	174,482
LyondellBasell Industries NV, Class A	1,160	86,327
		260,809
Commercial Services and Supplies — 2.0%
Tyco International plc	8,730	371,898
Communications Equipment — 2.5%
Cisco Systems, Inc.	16,120	462,483
Consumer Finance — 0.3%
Discover Financial Services	1,080	57,877
Containers and Packaging — 0.8%
WestRock Co.	3,760	146,151
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	3,940	170,247

4

	Shares	Value
Electric Utilities — 2.7%
Edison International	2,510	$194,952
PPL Corp.	2,540	95,885
Xcel Energy, Inc.	4,320	193,449
		484,286
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	1,610	184,860
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	3,980	227,298
Energy Equipment and Services — 4.1%
Halliburton Co.	3,540	160,327
Schlumberger Ltd.	7,360	582,029
		742,356
Food and Staples Retailing — 2.2%
CVS Health Corp.	2,790	267,115
Sysco Corp.	2,780	141,057
		408,172
Food Products — 1.2%
Mondelez International, Inc., Class A	4,970	226,185
Health Care Equipment and Supplies — 5.2%
Abbott Laboratories	6,530	256,694
Baxter International, Inc.	3,270	147,870
Medtronic plc	4,400	381,788
Zimmer Biomet Holdings, Inc.	1,350	162,513
		948,865
Health Care Providers and Services — 2.6%
Anthem, Inc.	1,130	148,414
HCA Holdings, Inc.(1)	1,800	138,618
Laboratory Corp. of America Holdings(1)	1,400	182,378
		469,410
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	3,550	156,910
Marriott International, Inc., Class A	1,550	103,013
		259,923
Household Durables — 0.5%
Whirlpool Corp.	500	83,320
Household Products — 3.0%
Procter & Gamble Co. (The)	6,500	550,355
Insurance — 5.9%
Aflac, Inc.	2,280	164,525
Allstate Corp. (The)	1,960	137,102
American International Group, Inc.	2,920	154,439
Chubb Ltd.	2,790	364,681
MetLife, Inc.	6,590	262,479
		1,083,226
Machinery — 2.7%
Ingersoll-Rand plc	4,469	284,586
Stanley Black & Decker, Inc.	1,840	204,645
		489,231
Media — 1.5%
AMC Networks, Inc., Class A(1)	1,510	91,234

5

	Shares	Value
Time Warner, Inc.	2,450	$180,173
		271,407
Oil, Gas and Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	2,850	151,763
Chevron Corp.	5,240	549,309
Exxon Mobil Corp.	2,550	239,037
Imperial Oil Ltd.	9,940	314,522
Occidental Petroleum Corp.	5,180	391,401
TOTAL SA ADR	10,630	511,303
		2,157,335
Pharmaceuticals — 6.9%
Allergan plc(1)	880	203,359
Johnson & Johnson	1,820	220,766
Merck & Co., Inc.	2,170	125,014
Pfizer, Inc.	17,580	618,992
Teva Pharmaceutical Industries Ltd. ADR	1,710	85,893
		1,254,024
Road and Rail — 1.2%
Union Pacific Corp.	2,520	219,870
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	11,490	275,415
Intel Corp.	4,010	131,528
Lam Research Corp.	1,990	167,280
		574,223
Software — 2.5%
Oracle Corp.	11,190	458,007
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	1,600	258,608
Lowe's Cos., Inc.	1,170	92,629
		351,237
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	2,090	199,804
TOTAL COMMON STOCKS (Cost $15,586,768)		18,157,521
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Value ETF (Cost $27,505)	270	27,880
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $15,095)	15,095	15,095
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $15,629,368)		18,200,496
OTHER ASSETS AND LIABILITIES — 0.4%		79,397
TOTAL NET ASSETS — 100.0%		$18,279,893

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	245,090	CAD	320,549	Morgan Stanley	9/30/16	$(3,062)
USD	7,137	CAD	9,260	Morgan Stanley	9/30/16	(31)
USD	426,281	EUR	385,713	UBS AG	9/30/16	(3,135)
						$(6,228)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $15,629,368)	$18,200,496
Cash	1,357
Foreign currency holdings, at value (cost of $2,125)	1,711
Receivable for investments sold	202,484
Receivable for capital shares sold	1,818
Dividends and interest receivable	29,214
18,437,080

Liabilities
Payable for investments purchased	101,075
Payable for capital shares redeemed	36,910
Unrealized depreciation on forward foreign currency exchange contracts	6,228
Accrued management fees	11,147
Distribution fees payable	1,827
157,187

Net Assets	$18,279,893

Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,665,883
Undistributed net investment income	36,947
Undistributed net realized gain	12,558
Net unrealized appreciation	2,564,505
$18,279,893

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$9,377,515	675,022	$13.89
Class II, $0.01 Par Value	$8,902,378	632,344	$14.08

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,686)	$214,086
Interest	155
214,241

Expenses:
Management fees	73,636
Distribution fees - Class II	10,618
Directors' fees and expenses	285
Other expenses	194
84,733
Fees waived	(9,519)
75,214

Net investment income (loss)	139,027

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	292,730
Foreign currency transactions	(12,741)
279,989

Change in net unrealized appreciation (depreciation) on:
Investments	251,741
Translation of assets and liabilities in foreign currencies	(7,093)
244,648

Net realized and unrealized gain (loss)	524,637

Net Increase (Decrease) in Net Assets Resulting from Operations	$663,664

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$139,027	$257,112
Net realized gain (loss)	279,989	1,052,552
Change in net unrealized appreciation (depreciation)	244,648	(2,245,805)
Net increase (decrease) in net assets resulting from operations	663,664	(936,141)

Distributions to Shareholders
From net investment income:
Class I	(92,537)	(144,696)
Class II	(81,909)	(123,961)
From net realized gains:
Class I	(536,170)	(13,866)
Class II	(514,466)	(15,099)
Decrease in net assets from distributions	(1,225,082)	(297,622)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,332,564	1,680,464

Net increase (decrease) in net assets	771,146	446,701

Net Assets
Beginning of period	17,508,747	17,062,046
End of period	$18,279,893	$17,508,747

Undistributed net investment income	$36,947	$72,366

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. During the six months ended June 30, 2016, the investment advisor agreed to waive 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $4,847 and $4,672 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2016 was 0.90% and 0.80% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.79% and 0.69% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $117,199 and $60,381, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $7,285,495 and $7,014,836, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	48,327	$658,472	324,255	$4,973,581
Issued in reinvestment of distributions	46,784	628,707	10,723	158,562
Redeemed	(24,279)	(326,199)	(226,277)	(3,285,759)
	70,832	960,980	108,701	1,846,384
Class II/Shares Authorized	50,000,000		50,000,000
Sold	69,925	969,335	137,356	2,072,112
Issued in reinvestment of distributions	43,791	596,375	9,271	139,060
Redeemed	(86,527)	(1,194,126)	(158,581)	(2,377,092)
	27,189	371,584	(11,954)	(165,920)
Net increase (decrease)	98,021	$1,332,564	96,747	$1,680,464

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$17,842,999	$314,522	—
Exchange-Traded Funds	27,880	—	—
Temporary Cash Investments	15,095	—	—
	$17,885,974	$314,522	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,228	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $651,434.

The value of foreign currency risk derivative instruments as of June 30, 2016, is disclosed on the Statement of Assets and Liabilities as a liability of $6,228 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(12,815) in net realized gain (loss) on foreign currency transactions and $(7,207) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,916,994
Gross tax appreciation of investments	$2,710,624
Gross tax depreciation of investments	(427,122)
Net tax appreciation (depreciation) of investments	$2,283,502

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$14.39	0.11	0.41	0.52	(0.15)	(0.87)	(1.02)	$13.89	3.83%	0.80%(4)	0.91%(4)	1.68%(4)	1.57%(4)	40%	$9,378
2015	$15.23	0.22	(0.81)	(0.59)	(0.23)	(0.02)	(0.25)	$14.39	(3.89)%	0.80%	0.91%	1.43%	1.32%	63%	$8,693
2014	$13.69	0.21	1.54	1.75	(0.21)	—	(0.21)	$15.23	12.87%	0.80%	0.90%	1.47%	1.37%	70%	$7,547
2013	$10.58	0.20	3.10	3.30	(0.19)	—	(0.19)	$13.69	31.33%	0.86%	0.91%	1.64%	1.59%	61%	$6,795
2012	$9.26	0.19	1.32	1.51	(0.19)	—	(0.19)	$10.58	16.40%	0.90%	0.91%	1.89%	1.88%	65%	$4,997
2011	$9.31	0.16	(0.06)	0.10	(0.15)	—	(0.15)	$9.26	1.12%	0.91%	0.91%	1.69%	1.69%	49%	$4,825
Class II
2016(3)	$14.57	0.11	0.41	0.52	(0.14)	(0.87)	(1.01)	$14.08	3.78%	0.95%(4)	1.06%(4)	1.53%(4)	1.42%(4)	40%	$8,902
2015	$15.42	0.19	(0.81)	(0.62)	(0.21)	(0.02)	(0.23)	$14.57	(4.05)%	0.95%	1.06%	1.28%	1.17%	63%	$8,816
2014	$13.86	0.19	1.56	1.75	(0.19)	—	(0.19)	$15.42	12.77%	0.95%	1.05%	1.32%	1.22%	70%	$9,515
2013	$10.71	0.19	3.13	3.32	(0.17)	—	(0.17)	$13.86	31.04%	1.01%	1.06%	1.49%	1.44%	61%	$8,207
2012	$9.36	0.18	1.35	1.53	(0.18)	—	(0.18)	$10.71	16.37%	1.05%	1.06%	1.74%	1.73%	65%	$5,275
2011	$9.42	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$9.36	0.85%	1.06%	1.06%	1.54%	1.54%	49%	$4,649

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

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In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and slightly below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

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evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of

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the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 0.90% to 0.79%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

21

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89946 1608

Semiannual Report

June 30, 2016

VP Mid Cap Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Northern Trust Corp.	3.0%
Imperial Oil Ltd.	2.3%
Tyco International plc	2.3%
iShares Russell Mid-Cap Value ETF	2.1%
Zimmer Biomet Holdings, Inc.	2.0%
Edison International	1.9%
Republic Services, Inc.	1.9%
EQT Corp.	1.8%
Xcel Energy, Inc.	1.8%
PG&E Corp.	1.7%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.4%
Banks	7.7%
Insurance	7.1%
Real Estate Investment Trusts (REITs)	6.2%
Food Products	6.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.2%
Exchange-Traded Funds	2.1%
Total Equity Exposure	98.3%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.7%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,106.70	$4.61	0.88%
Class I (before waiver)	$1,000	$1,106.70(2)	$5.24	1.00%
Class II (after waiver)	$1,000	$1,105.80	$5.39	1.03%
Class II (before waiver)	$1,000	$1,105.80(2)	$6.02	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,020.49	$4.42	0.88%
Class I (before waiver)	$1,000	$1,019.89	$5.02	1.00%
Class II (after waiver)	$1,000	$1,019.74	$5.17	1.03%
Class II (before waiver)	$1,000	$1,019.15	$5.77	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.9%
Textron, Inc.	223,312	$8,164,287
Automobiles — 1.2%
Honda Motor Co. Ltd. ADR	277,985	7,041,360
Thor Industries, Inc.	69,976	4,530,246
		11,571,606
Banks — 7.7%
Bank of Hawaii Corp.	103,386	7,112,957
BB&T Corp.	274,987	9,792,287
Comerica, Inc.	128,021	5,265,504
Commerce Bancshares, Inc.	212,560	10,181,624
M&T Bank Corp.	80,415	9,507,465
PNC Financial Services Group, Inc. (The)	124,877	10,163,739
SunTrust Banks, Inc.	157,149	6,455,681
UMB Financial Corp.	118,948	6,329,223
Westamerica Bancorporation	192,221	9,468,807
		74,277,287
Capital Markets — 5.8%
Ameriprise Financial, Inc.	43,838	3,938,844
Franklin Resources, Inc.	85,909	2,866,783
Invesco Ltd.	185,242	4,731,081
Northern Trust Corp.	428,708	28,406,192
State Street Corp.	169,241	9,125,475
T. Rowe Price Group, Inc.	86,964	6,345,763
		55,414,138
Commercial Services and Supplies — 4.8%
Clean Harbors, Inc.(1)	119,246	6,213,909
Republic Services, Inc.	347,850	17,848,184
Tyco International plc	524,694	22,351,964
		46,414,057
Containers and Packaging — 2.3%
Bemis Co., Inc.	37,378	1,924,593
Sonoco Products Co.	136,734	6,790,211
WestRock Co.	335,832	13,053,790
		21,768,594
Diversified Financial Services — 0.3%
Markit Ltd.(1)	97,796	3,188,150
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	301,346	8,742,047
Electric Utilities — 5.9%
Edison International	230,217	17,880,954
Eversource Energy	87,220	5,224,478
PG&E Corp.	260,019	16,620,415
Xcel Energy, Inc.	380,267	17,028,356
		56,754,203

4

	Shares	Value
Electrical Equipment — 2.0%
Emerson Electric Co.	117,209	$6,113,622
Hubbell, Inc.	81,045	8,547,816
Rockwell Automation, Inc.	42,621	4,893,743
		19,555,181
Electronic Equipment, Instruments and Components — 1.9%
Keysight Technologies, Inc.(1)	295,277	8,589,608
TE Connectivity Ltd.	169,605	9,686,141
		18,275,749
Energy Equipment and Services — 2.3%
FMC Technologies, Inc.(1)	180,769	4,821,109
Frank's International NV	384,908	5,623,506
Halliburton Co.	204,586	9,265,700
Helmerich & Payne, Inc.	34,298	2,302,425
		22,012,740
Food and Staples Retailing — 1.5%
Sysco Corp.	282,159	14,316,748
Food Products — 6.1%
ConAgra Foods, Inc.	274,607	13,128,961
Flowers Foods, Inc.	335,886	6,297,862
General Mills, Inc.	128,498	9,164,477
JM Smucker Co. (The)	52,842	8,053,649
Kellogg Co.	83,983	6,857,212
Mead Johnson Nutrition Co.	36,053	3,271,810
Mondelez International, Inc., Class A	257,617	11,724,150
		58,498,121
Gas Utilities — 1.8%
Atmos Energy Corp.	94,139	7,655,383
Spire, Inc.	135,151	9,574,097
		17,229,480
Health Care Equipment and Supplies — 4.9%
Abbott Laboratories	193,858	7,620,558
Baxter International, Inc.	213,595	9,658,766
Becton Dickinson and Co.	19,844	3,365,344
Boston Scientific Corp.(1)	103,823	2,426,344
STERIS plc	75,707	5,204,856
Zimmer Biomet Holdings, Inc.	160,237	19,289,330
		47,565,198
Health Care Providers and Services — 2.9%
LifePoint Health, Inc.(1)	229,123	14,977,770
Quest Diagnostics, Inc.	154,436	12,572,635
		27,550,405
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	117,869	5,209,810
Household Durables — 0.8%
PulteGroup, Inc.	401,209	7,819,563
Industrial Conglomerates — 1.3%
Koninklijke Philips NV	497,662	12,417,382
Insurance — 7.1%
Aflac, Inc.	68,382	4,934,445
Allstate Corp. (The)	72,285	5,056,336

5

	Shares	Value
Brown & Brown, Inc.	214,915	$8,052,865
Chubb Ltd.	111,128	14,525,541
MetLife, Inc.	162,266	6,463,055
ProAssurance Corp.	102,948	5,512,865
Reinsurance Group of America, Inc.	117,257	11,372,757
Torchmark Corp.	60,098	3,715,258
Unum Group	256,761	8,162,432
		67,795,554
Leisure Products — 0.7%
Mattel, Inc.	75,417	2,359,798
Polaris Industries, Inc.	54,405	4,448,153
		6,807,951
Machinery — 1.7%
Ingersoll-Rand plc	51,342	3,269,459
Oshkosh Corp.	119,640	5,708,024
Parker-Hannifin Corp.	71,256	7,699,211
		16,676,694
Metals and Mining — 0.2%
Nucor Corp.	43,696	2,159,019
Multi-Utilities — 2.4%
Ameren Corp.	162,740	8,719,609
Consolidated Edison, Inc.	94,185	7,576,242
NorthWestern Corp.	114,191	7,202,026
		23,497,877
Multiline Retail — 0.8%
Target Corp.	103,956	7,258,208
Oil, Gas and Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	189,462	10,088,851
Cimarex Energy Co.	47,608	5,680,587
Devon Energy Corp.	337,086	12,219,367
EQT Corp.	226,362	17,527,210
Imperial Oil Ltd.	706,855	22,366,370
Noble Energy, Inc.	386,899	13,878,067
Occidental Petroleum Corp.	177,602	13,419,607
Pioneer Natural Resources Co.	14,694	2,221,880
Spectra Energy Partners LP	48,592	2,292,571
		99,694,510
Real Estate Investment Trusts (REITs) — 6.2%
Boston Properties, Inc.	41,298	5,447,206
Corrections Corp. of America	250,190	8,761,654
Empire State Realty Trust, Inc.	255,813	4,857,889
Host Hotels & Resorts, Inc.	432,394	7,009,107
MGM Growth Properties LLC, Class A	198,309	5,290,884
Piedmont Office Realty Trust, Inc., Class A	455,842	9,818,837
Welltower, Inc.	21,339	1,625,391
Weyerhaeuser Co.	551,016	16,403,746
		59,214,714
Road and Rail — 2.3%
CSX Corp.	456,320	11,900,826
Heartland Express, Inc.	594,139	10,332,077
		22,232,903

6

	Shares	Value
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	548,743	$13,153,370
Lam Research Corp.	93,699	7,876,338
Maxim Integrated Products, Inc.	335,118	11,960,361
Teradyne, Inc.	539,334	10,619,487
		43,609,556
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	75,143	12,145,363
CST Brands, Inc.	288,666	12,435,731
		24,581,094
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	57,002	5,108,519
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	700,009	9,765,126
TOTAL COMMON STOCKS (Cost $817,248,095)		925,146,471
EXCHANGE-TRADED FUNDS — 2.1%
iShares Russell Mid-Cap Value ETF (Cost $17,886,045)	277,378	20,606,411
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $9,787,350), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $9,594,053)		9,594,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,381	6,381
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,600,381)		9,600,381
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $844,734,521)		955,353,263
OTHER ASSETS AND LIABILITIES — 0.7%		6,547,364
TOTAL NET ASSETS — 100.0%		$961,900,627

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,071,688	CAD	23,635,600	Morgan Stanley	9/30/16	$(225,777)
EUR	461,084	USD	510,558	UBS AG	9/30/16	2,767
USD	453,361	EUR	408,207	UBS AG	9/30/16	(1,097)
USD	10,331,818	EUR	9,348,581	UBS AG	9/30/16	(75,976)
USD	4,228,865	JPY	431,132,769	Credit Suisse AG	9/30/16	41,158
						$(258,925)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $844,734,521)	$955,353,263
Receivable for investments sold	7,639,718
Receivable for capital shares sold	4,427,459
Unrealized appreciation on forward foreign currency exchange contracts	43,925
Dividends and interest receivable	1,783,898
969,248,263

Liabilities
Payable for investments purchased	5,630,970
Payable for capital shares redeemed	628,606
Unrealized depreciation on forward foreign currency exchange contracts	302,850
Accrued management fees	649,806
Distribution fees payable	135,404
7,347,636

Net Assets	$961,900,627

Net Assets Consist of:
Capital (par value and paid-in surplus)	$852,084,102
Undistributed net investment income	1,560,350
Accumulated net realized loss	(2,104,453)
Net unrealized appreciation	110,360,628
$961,900,627

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$286,674,930	14,967,043	$19.15
Class II, $0.01 Par Value	$675,225,697	35,226,105	$19.17

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $41,464)	$9,674,218
Interest	18,303
9,692,521

Expenses:
Management fees	4,055,828
Distribution fees - Class II	732,573
Directors' fees and expenses	14,089
Other expenses	110
4,802,600
Fees waived	(521,863)
4,280,737

Net investment income (loss)	5,411,784

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,360,920
Foreign currency transactions	(1,112,525)
19,248,395

Change in net unrealized appreciation (depreciation) on:
Investments	66,696,189
Translation of assets and liabilities in foreign currencies	(204,198)
66,491,991

Net realized and unrealized gain (loss)	85,740,386

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,152,170

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$5,411,784	$9,132,055
Net realized gain (loss)	19,248,395	47,486,593
Change in net unrealized appreciation (depreciation)	66,491,991	(69,588,709)
Net increase (decrease) in net assets resulting from operations	91,152,170	(12,970,061)

Distributions to Shareholders
From net investment income:
Class I	(2,701,579)	(4,088,037)
Class II	(5,109,926)	(8,024,490)
From net realized gains:
Class I	(14,296,702)	(10,379,596)
Class II	(29,325,977)	(23,528,578)
Decrease in net assets from distributions	(51,434,184)	(46,020,701)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	100,764,768	173,816,195

Net increase (decrease) in net assets	140,482,754	114,825,433

Net Assets
Beginning of period	821,417,873	706,592,440
End of period	$961,900,627	$821,417,873

Undistributed net investment income	$1,560,350	$3,960,071

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

11

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.12% of the fund's management fee. Effective August 1, 2016, the investment advisor agreed to increase the amount of the waiver from 0.12% to 0.14% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.  The total amount of the waiver for each class for the six months ended June 30, 2016 was $170,228 and $351,635 for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.88% and 0.78% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,501,134 and $1,364,552, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $322,187,505 and $260,474,827, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	2,474,619	$45,303,564	6,281,314	$120,516,053
Issued in reinvestment of distributions	913,883	16,574,836	742,672	14,154,729
Redeemed	(3,043,238)	(56,686,609)	(3,013,253)	(57,415,113)
	345,264	5,191,791	4,010,733	77,255,669
Class II/Shares Authorized	150,000,000		150,000,000
Sold	5,080,260	93,439,424	8,331,317	159,539,307
Issued in reinvestment of distributions	1,897,875	34,435,903	1,652,793	31,553,068
Redeemed	(1,779,618)	(32,302,350)	(4,946,818)	(94,531,849)
	5,198,517	95,572,977	5,037,292	96,560,526
Net increase (decrease)	5,543,781	$100,764,768	9,048,025	$173,816,195

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$890,362,719	$34,783,752	—
Exchange-Traded Funds	20,606,411	—	—
Temporary Cash Investments	6,381	9,594,000	—
	$910,975,511	$44,377,752	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$43,925	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$302,850	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,377,339.

The value of foreign currency risk derivative instruments as of June 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $43,925 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $302,850 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,107,446) in net realized gain (loss) on foreign currency transactions and $(206,327) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$856,836,518
Gross tax appreciation of investments	$122,818,749
Gross tax depreciation of investments	(24,302,004)
Net tax appreciation (depreciation) of investments	$98,516,745

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2015, the fund had accumulated short-term capital losses of $(10,902,376), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$18.39	0.12	1.76	1.88	(0.17)	(0.95)	(1.12)	$19.15	10.67%	0.88%(4)	1.00%(4)	1.35%(4)	1.23%(4)	30%	$286,675
2015	$19.84	0.24	(0.49)	(0.25)	(0.32)	(0.88)	(1.20)	$18.39	(1.43)%	0.88%	1.00%	1.29%	1.17%	65%	$268,866
2014	$18.47	0.25	2.60	2.85	(0.22)	(1.26)	(1.48)	$19.84	16.42%	0.94%	1.00%	1.31%	1.25%	60%	$210,494
2013	$14.59	0.23	4.09	4.32	(0.20)	(0.24)	(0.44)	$18.47	30.11%	1.01%	1.01%	1.39%	1.39%	63%	$94,906
2012	$13.50	0.29	1.86	2.15	(0.28)	(0.78)	(1.06)	$14.59	16.33%	1.01%	1.01%	2.06%	2.06%	78%	$60,637
2011	$14.14	0.21	(0.30)	(0.09)	(0.18)	(0.37)	(0.55)	$13.50	(0.69)%	1.01%	1.01%	1.52%	1.52%	98%	$52,242
Class II
2016(3)	$18.40	0.11	1.77	1.88	(0.16)	(0.95)	(1.11)	$19.17	10.58%	1.03%(4)	1.15%(4)	1.20%(4)	1.08%(4)	30%	$675,226
2015	$19.85	0.21	(0.49)	(0.28)	(0.29)	(0.88)	(1.17)	$18.40	(1.58)%	1.03%	1.15%	1.14%	1.02%	65%	$552,552
2014	$18.48	0.21	2.62	2.83	(0.20)	(1.26)	(1.46)	$19.85	16.24%	1.09%	1.15%	1.16%	1.10%	60%	$496,099
2013	$14.59	0.21	4.10	4.31	(0.18)	(0.24)	(0.42)	$18.48	29.90%	1.16%	1.16%	1.24%	1.24%	63%	$348,736
2012	$13.50	0.27	1.86	2.13	(0.26)	(0.78)	(1.04)	$14.59	16.23%	1.16%	1.16%	1.91%	1.91%	78%	$205,208
2011	$14.14	0.19	(0.30)	(0.11)	(0.16)	(0.37)	(0.53)	$13.50	(0.84)%	1.16%	1.16%	1.37%	1.37%	98%	$154,453

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

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In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to,

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information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.14% (e.g., the Class I unified fee will be reduced from 1.00% to 0.86%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

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Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89947 1608

Semiannual Report

June 30, 2016

VP Ultra® Fund

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Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	7.5%
Alphabet, Inc.*	5.9%
Amazon.com, Inc.	4.6%
Facebook, Inc., Class A	4.0%
Visa, Inc., Class A	3.5%
UnitedHealth Group, Inc.	3.2%
Starbucks Corp.	3.1%
Gilead Sciences, Inc.	2.6%
MasterCard, Inc., Class A	2.6%
Celgene Corp.	2.6%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	11.4%
Biotechnology	7.7%
Technology Hardware, Storage and Peripherals	7.6%
IT Services	6.1%
Media	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Exchange-Traded Funds	0.2%
Total Equity Exposure	98.9%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.4%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$981.60	$4.19	0.85%
Class I (before waiver)	$1,000	$981.60(2)	$4.93	1.00%
Class II (after waiver)	$1,000	$981.10	$4.93	1.00%
Class II (before waiver)	$1,000	$981.10(2)	$5.66	1.15%
Hypothetical
Class I (after waiver)	$1,000	$1,020.64	$4.27	0.85%
Class I (before waiver)	$1,000	$1,019.89	$5.02	1.00%
Class II (after waiver)	$1,000	$1,019.89	$5.02	1.00%
Class II (before waiver)	$1,000	$1,019.15	$5.77	1.15%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 2.9%
Boeing Co. (The)	28,810	$3,741,555
United Technologies Corp.	14,730	1,510,561
		5,252,116
Automobiles — 1.4%
Tesla Motors, Inc.(1)	11,630	2,468,816
Banks — 1.8%
JPMorgan Chase & Co.	39,310	2,442,723
US Bancorp	23,000	927,590
		3,370,313
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(1)	4,780	817,523
Constellation Brands, Inc., Class A	22,190	3,670,226
		4,487,749
Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc.(1)	5,020	586,135
Celgene Corp.(1)	48,490	4,782,569
Gilead Sciences, Inc.	58,010	4,839,194
Ionis Pharmaceuticals, Inc.(1)	13,380	311,620
Kite Pharma, Inc.(1)	5,590	279,500
Regeneron Pharmaceuticals, Inc.(1)	8,340	2,912,578
Spark Therapeutics, Inc.(1)	7,520	384,498
		14,096,094
Capital Markets — 0.7%
T. Rowe Price Group, Inc.	18,500	1,349,945
Chemicals — 2.4%
Ecolab, Inc.	20,440	2,424,184
Monsanto Co.	19,680	2,035,109
		4,459,293
Electrical Equipment — 1.8%
Acuity Brands, Inc.	12,210	3,027,591
Eaton Corp. plc	4,820	287,899
		3,315,490
Energy Equipment and Services — 0.5%
Core Laboratories NV	7,020	869,708
Food and Staples Retailing — 2.5%
Costco Wholesale Corp.	29,090	4,568,294
Food Products — 1.3%
Mead Johnson Nutrition Co.	27,050	2,454,788
Health Care Equipment and Supplies — 2.4%
Intuitive Surgical, Inc.(1)	6,740	4,457,903
Health Care Providers and Services — 3.9%
Cigna Corp.	9,640	1,233,824
UnitedHealth Group, Inc.	41,830	5,906,396
		7,140,220

4

	Shares	Value
Health Care Technology — 0.5%
Cerner Corp.(1)	16,620	$973,932
Hotels, Restaurants and Leisure — 3.5%
Chipotle Mexican Grill, Inc.(1)	1,690	680,664
Starbucks Corp.	98,990	5,654,309
		6,334,973
Insurance — 1.0%
MetLife, Inc.	45,380	1,807,485
Internet and Catalog Retail — 5.4%
Amazon.com, Inc.(1)	11,780	8,430,003
Netflix, Inc.(1)	16,860	1,542,353
		9,972,356
Internet Software and Services — 11.4%
Alphabet, Inc., Class A(1)	7,480	5,262,404
Alphabet, Inc., Class C(1)	7,990	5,529,879
Baidu, Inc. ADR(1)	7,230	1,194,034
Facebook, Inc., Class A(1)	63,770	7,287,636
Tencent Holdings Ltd.	73,100	1,665,343
		20,939,296
IT Services — 6.1%
MasterCard, Inc., Class A	54,380	4,788,703
Visa, Inc., Class A	87,130	6,462,432
		11,251,135
Machinery — 4.3%
Cummins, Inc.	18,050	2,029,542
Donaldson Co., Inc.	17,110	587,900
Flowserve Corp.	30,040	1,356,907
WABCO Holdings, Inc.(1)	17,970	1,645,513
Wabtec Corp.	31,180	2,189,771
		7,809,633
Media — 5.7%
Scripps Networks Interactive, Inc., Class A	26,250	1,634,588
Time Warner, Inc.	54,990	4,043,965
Walt Disney Co. (The)	47,920	4,687,534
		10,366,087
Oil, Gas and Consumable Fuels — 1.0%
Concho Resources, Inc.(1)	6,400	763,328
EOG Resources, Inc.	13,790	1,150,362
		1,913,690
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	39,720	3,615,314
Pharmaceuticals — 2.0%
Eli Lilly & Co.	15,110	1,189,913
Pfizer, Inc.	69,610	2,450,968
		3,640,881
Professional Services — 1.3%
Nielsen Holdings plc	47,120	2,448,826
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	16,520	1,336,964
Semiconductors and Semiconductor Equipment — 1.3%
ARM Holdings plc	61,810	936,172

5

	Shares	Value
Linear Technology Corp.	32,380	$1,506,641
		2,442,813
Software — 4.6%
Microsoft Corp.	28,260	1,446,064
NetSuite, Inc.(1)	15,190	1,105,832
Oracle Corp.	38,130	1,560,661
salesforce.com, inc.(1)	43,310	3,439,247
Splunk, Inc.(1)	15,330	830,580
		8,382,384
Specialty Retail — 3.4%
O'Reilly Automotive, Inc.(1)	9,530	2,583,583
TJX Cos., Inc. (The)	47,690	3,683,099
		6,266,682
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	144,650	13,828,540
Textiles, Apparel and Luxury Goods — 3.4%
NIKE, Inc., Class B	75,370	4,160,424
Under Armour, Inc., Class A(1)	22,720	911,753
Under Armour, Inc., Class C(1)	31,980	1,164,073
		6,236,250
Tobacco — 1.7%
Philip Morris International, Inc.	30,000	3,051,600
TOTAL COMMON STOCKS (Cost $91,259,802)		180,909,570
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $412,564)	4,170	418,501
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,240,650), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $1,216,007)		1,216,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,311	1,311
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,217,311)		1,217,311
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $92,889,677)		182,545,382
OTHER ASSETS AND LIABILITIES — 0.4%		646,017
TOTAL NET ASSETS — 100.0%		$183,191,399

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $92,889,677)	$182,545,382
Foreign currency holdings, at value (cost of $9,557)	9,163
Receivable for investments sold	614,559
Receivable for capital shares sold	715,369
Dividends and interest receivable	93,641
183,978,114

Liabilities
Payable for investments purchased	450,731
Payable for capital shares redeemed	190,004
Accrued management fees	116,505
Distribution fees payable	29,475
786,715

Net Assets	$183,191,399

Net Assets Consist of:
Capital (par value and paid-in surplus)	$91,421,847
Undistributed net investment income	167,999
Undistributed net realized gain	1,947,558
Net unrealized appreciation	89,653,995
$183,191,399

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$40,188,638	2,768,726	$14.52
Class II, $0.01 Par Value	$143,002,761	9,999,720	$14.30

See Notes to Financial Statements.

7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,303)	$1,061,096
Interest	1,450
1,062,546

Expenses:
Management fees	839,881
Distribution fees - Class II	179,432
Directors' fees and expenses	3,058
Other expenses	134
1,022,505
Fees waived	(136,748)
885,757

Net investment income (loss)	176,789

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,381,131
Foreign currency transactions	150,819
3,531,950

Change in net unrealized appreciation (depreciation) on:
Investments	(7,354,359)
Translation of assets and liabilities in foreign currencies	(21,830)
(7,376,189)

Net realized and unrealized gain (loss)	(3,844,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,667,450)

See Notes to Financial Statements.

8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$176,789	$398,650
Net realized gain (loss)	3,531,950	7,799,216
Change in net unrealized appreciation (depreciation)	(7,376,189)	2,877,916
Net increase (decrease) in net assets resulting from operations	(3,667,450)	11,075,782

Distributions to Shareholders
From net investment income:
Class I	(134,735)	(176,231)
Class II	(287,644)	(456,362)
Class III	—	(4,977)
From net realized gains:
Class I	(1,596,937)	(3,795,185)
Class II	(6,075,359)	(15,069,468)
Class III	—	(107,179)
Decrease in net assets from distributions	(8,094,675)	(19,609,402)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,971,324	10,288,861

Net increase (decrease) in net assets	(8,790,801)	1,755,241

Net Assets
Beginning of period	191,982,200	190,226,959
End of period	$183,191,399	$191,982,200

Undistributed net investment income	$167,999	$413,589

See Notes to Financial Statements.

9

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. On August 7, 2015, there were no outstanding Class III shares and the fund discontinued offering Class III.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

10

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.000% for Class I and from 0.800% to 0.900% for Class II. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.15% of the fund’s management fee. Effective August 1, 2016, the investment advisor agreed to increase the amount of the waiver from 0.15% to 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $29,089 and $107,659 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2016 was 1.00% and 0.90% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.85% and 0.75% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $163,966 and $391,391, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $33,270,915 and $39,583,022, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	397,007	$5,759,845	1,069,413	$16,939,681
Issued in reinvestment of distributions	119,839	1,731,672	258,724	3,971,416
Redeemed	(430,501)	(6,238,145)	(1,048,855)	(16,218,729)
	86,345	1,253,372	279,282	4,692,368
Class II/Shares Authorized	150,000,000		150,000,000
Sold	1,070,651	15,279,986	2,151,734	33,465,730
Issued in reinvestment of distributions	446,840	6,363,003	1,025,484	15,525,830
Redeemed	(1,395,063)	(19,925,037)	(2,750,761)	(42,273,059)
	122,428	1,717,952	426,457	6,718,501
Class III/Shares Authorized	50,000,000		50,000,000
Sold			3,176	53,334
Issued in reinvestment of distributions			7,316	112,156
Redeemed			(81,420)	(1,287,498)
			(70,928)	(1,122,008)
Net increase (decrease)	208,773	$2,971,324	634,811	$10,288,861

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$178,308,055	$2,601,515	—
Exchange-Traded Funds	418,501	—	—
Temporary Cash Investments	1,311	1,216,000	—
	$178,727,867	$3,817,515	—

13

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,800,797.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $152,131 in net realized gain (loss) on foreign currency transactions and $(21,899) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$94,612,793
Gross tax appreciation of investments	$89,035,358
Gross tax depreciation of investments	(1,102,769)
Net tax appreciation (depreciation) of investments	$87,932,589

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$15.47	0.02	(0.31)	(0.29)	(0.05)	(0.61)	(0.66)	$14.52	(1.84)%	0.85%(4)	1.00%(4)	0.32%(4)	0.17%(4)	18%	$40,189
2015	$16.13	0.05	0.95	1.00	(0.07)	(1.59)	(1.66)	$15.47	6.27%	0.85%	1.01%	0.32%	0.16%	35%	$41,490
2014	$14.72	0.06	1.41	1.47	(0.06)	—	(0.06)	$16.13	9.99%	0.88%	1.00%	0.36%	0.24%	35%	$38,754
2013	$10.80	0.05	3.94	3.99	(0.07)	—	(0.07)	$14.72	37.07%	0.91%	1.01%	0.42%	0.32%	34%	$39,393
2012	$9.48	0.06	1.26	1.32	—	—	—	$10.80	13.92%	0.97%	1.01%	0.57%	0.53%	20%	$32,105
2011	$9.38	0.02	0.08	0.10	—	—	—	$9.48	1.07%	1.01%	1.01%	0.16%	0.16%	13%	$30,743
Class II
2016(3)	$15.24	0.01	(0.31)	(0.30)	(0.03)	(0.61)	(0.64)	$14.30	(1.89)%	1.00%(4)	1.15%(4)	0.17%(4)	0.02%(4)	18%	$143,003
2015	$15.91	0.03	0.94	0.97	(0.05)	(1.59)	(1.64)	$15.24	6.05%	1.00%	1.16%	0.17%	0.01%	35%	$150,493
2014	$14.52	0.03	1.39	1.42	(0.03)	—	(0.03)	$15.91	9.83%	1.03%	1.15%	0.21%	0.09%	35%	$150,331
2013	$10.65	0.03	3.89	3.92	(0.05)	—	(0.05)	$14.52	36.92%	1.06%	1.16%	0.27%	0.17%	34%	$218,460
2012	$9.36	0.04	1.25	1.29	—	—	—	$10.65	13.78%	1.12%	1.16%	0.42%	0.38%	20%	$200,635
2011	$9.28	—(5)	0.08	0.08	—	—	—	$9.36	0.86%	1.16%	1.16%	0.01%	0.01%	13%	$192,751

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

17

In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and slightly below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and

18

evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of

19

the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 1.00% to 0.84%), beginning August 1, 2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

20

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89944 1608

Semiannual Report

June 30, 2016

VP Value Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2016
Top Ten Holdings	% of net assets
General Electric Co.	3.4%
Pfizer, Inc.	2.8%
Procter & Gamble Co. (The)	2.7%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	2.4%
Chevron Corp.	2.4%
Exxon Mobil Corp.	2.4%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.1%
TOTAL SA	2.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.7%
Banks	12.4%
Pharmaceuticals	8.6%
Health Care Equipment and Supplies	4.7%
Capital Markets	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(0.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period(1) 1/1/16 - 6/30/16	Annualized Expense Ratio(1)
Actual
Class I (after waiver)	$1,000	$1,080.40	$4.14	0.80%
Class I (before waiver)	$1,000	$1,080.40(2)	$5.07	0.98%
Class II (after waiver)	$1,000	$1,079.50	$4.91	0.95%
Class II (before waiver)	$1,000	$1,079.50(2)	$5.84	1.13%
Hypothetical
Class I (after waiver)	$1,000	$1,020.89	$4.02	0.80%
Class I (before waiver)	$1,000	$1,019.99	$4.92	0.98%
Class II (after waiver)	$1,000	$1,020.14	$4.77	0.95%
Class II (before waiver)	$1,000	$1,019.24	$5.67	1.13%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

3

Schedule of Investments

JUNE 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 0.9%
Textron, Inc.	96,831	$3,540,141
United Technologies Corp.	39,710	4,072,261
		7,612,402
Automobiles — 1.2%
General Motors Co.	259,654	7,348,208
Honda Motor Co. Ltd.	132,600	3,348,000
		10,696,208
Banks — 12.4%
Bank of America Corp.	1,085,490	14,404,452
BB&T Corp.	196,730	7,005,555
BOK Financial Corp.	35,920	2,252,184
Comerica, Inc.	84,177	3,462,200
Commerce Bancshares, Inc.	89,673	4,295,337
Cullen/Frost Bankers, Inc.	34,880	2,222,903
JPMorgan Chase & Co.	363,149	22,566,079
M&T Bank Corp.	34,914	4,127,882
PNC Financial Services Group, Inc. (The)	120,862	9,836,958
UMB Financial Corp.	61,150	3,253,792
US Bancorp	350,722	14,144,618
Wells Fargo & Co.	388,642	18,394,426
		105,966,386
Beverages — 0.2%
PepsiCo, Inc.	15,591	1,651,710
Biotechnology — 0.4%
AbbVie, Inc.	59,620	3,691,074
Capital Markets — 3.9%
Charles Schwab Corp. (The)	82,740	2,094,149
Franklin Resources, Inc.	151,095	5,042,040
Goldman Sachs Group, Inc. (The)	46,216	6,866,773
Northern Trust Corp.	157,337	10,425,150
State Street Corp.	160,540	8,656,317
		33,084,429
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	123,890	6,356,796
Tyco International plc	183,147	7,802,062
		14,158,858
Communications Equipment — 1.9%
Cisco Systems, Inc.	572,563	16,426,832
Containers and Packaging — 0.3%
Sonoco Products Co.	50,001	2,483,050
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class A(1)	50	10,848,750
Berkshire Hathaway, Inc., Class B(1)	34,364	4,975,564
		15,824,314

4

	Shares	Value
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	339,384	$14,664,783
CenturyLink, Inc.	154,698	4,487,789
		19,152,572
Electric Utilities — 1.7%
Edison International	107,968	8,385,875
PG&E Corp.	91,659	5,858,843
		14,244,718
Electrical Equipment — 1.3%
Eaton Corp. plc	19,654	1,173,933
Emerson Electric Co.	162,020	8,450,963
Hubbell, Inc.	16,340	1,723,380
		11,348,276
Electronic Equipment, Instruments and Components — 1.6%
Keysight Technologies, Inc.(1)	221,758	6,450,940
TE Connectivity Ltd.	132,940	7,592,204
		14,043,144
Energy Equipment and Services — 3.2%
FMC Technologies, Inc.(1)	223,470	5,959,945
Halliburton Co.	157,236	7,121,218
Helmerich & Payne, Inc.	53,371	3,582,795
Schlumberger Ltd.	133,760	10,577,741
		27,241,699
Food and Staples Retailing — 1.9%
Sysco Corp.	110,546	5,609,104
Wal-Mart Stores, Inc.	144,508	10,551,974
		16,161,078
Food Products — 2.6%
ConAgra Foods, Inc.	103,983	4,971,427
Flowers Foods, Inc.	174,742	3,276,413
Kellogg Co.	51,197	4,180,235
Mondelez International, Inc., Class A	220,616	10,040,234
		22,468,309
Health Care Equipment and Supplies — 4.7%
Abbott Laboratories	180,300	7,087,593
Boston Scientific Corp.(1)	131,566	3,074,698
Medtronic plc	139,417	12,097,213
St. Jude Medical, Inc.	32,220	2,513,160
STERIS plc	50,792	3,491,950
Zimmer Biomet Holdings, Inc.	102,624	12,353,877
		40,618,491
Health Care Providers and Services — 1.6%
Cigna Corp.	26,300	3,366,137
Express Scripts Holding Co.(1)	56,467	4,280,199
LifePoint Health, Inc.(1)	91,365	5,972,530
		13,618,866
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	76,654	3,388,107
Household Products — 2.7%
Procter & Gamble Co. (The)	275,536	23,329,633

5

	Shares	Value
Industrial Conglomerates — 3.8%
General Electric Co.	918,924	$28,927,727
Koninklijke Philips NV	132,745	3,312,179
		32,239,906
Insurance — 3.6%
Aflac, Inc.	60,475	4,363,876
Chubb Ltd.	65,239	8,527,390
MetLife, Inc.	195,749	7,796,683
Reinsurance Group of America, Inc.	62,492	6,061,099
Unum Group	123,260	3,918,435
		30,667,483
Leisure Products — 0.6%
Mattel, Inc.	70,879	2,217,804
Polaris Industries, Inc.	35,630	2,913,109
		5,130,913
Machinery — 0.2%
Oshkosh Corp.	42,481	2,026,768
Media — 0.3%
Discovery Communications, Inc., Class A(1)	92,705	2,338,947
Metals and Mining — 0.4%
BHP Billiton Ltd.	216,030	3,076,892
Multi-Utilities — 0.5%
Ameren Corp.	78,150	4,187,277
Multiline Retail — 0.7%
Target Corp.	82,667	5,771,810
Oil, Gas and Consumable Fuels — 15.7%
Anadarko Petroleum Corp.	184,300	9,813,975
Apache Corp.	63,168	3,516,563
Chevron Corp.	199,020	20,863,267
Cimarex Energy Co.	49,854	5,948,579
ConocoPhillips	146,390	6,382,604
Devon Energy Corp.	235,254	8,527,958
EOG Resources, Inc.	81,132	6,768,031
EQT Corp.	103,829	8,039,479
Exxon Mobil Corp.	221,498	20,763,223
Imperial Oil Ltd.	122,589	3,878,972
Noble Energy, Inc.	266,925	9,574,600
Occidental Petroleum Corp.	178,638	13,497,887
TOTAL SA	353,971	17,069,076
		134,644,214
Pharmaceuticals — 8.6%
Allergan plc(1)	28,110	6,495,940
Johnson & Johnson	172,391	20,911,028
Merck & Co., Inc.	314,122	18,096,569
Pfizer, Inc.	685,889	24,150,152
Teva Pharmaceutical Industries Ltd. ADR	80,080	4,022,418
		73,676,107
Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	250,984	2,778,393
Corrections Corp. of America	150,985	5,287,495

6

	Shares	Value
Weyerhaeuser Co.	110,790	$3,298,218
		11,364,106
Road and Rail — 2.1%
CSX Corp.	146,655	3,824,762
Heartland Express, Inc.	405,328	7,048,654
Norfolk Southern Corp.	40,970	3,487,776
Werner Enterprises, Inc.	155,700	3,576,429
		17,937,621
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	209,294	5,016,777
Intel Corp.	486,757	15,965,630
QUALCOMM, Inc.	120,370	6,448,221
Teradyne, Inc.	146,408	2,882,773
		30,313,401
Software — 2.4%
Microsoft Corp.	184,921	9,462,407
Oracle Corp.	265,303	10,858,852
		20,321,259
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	50,025	8,085,541
CST Brands, Inc.	187,881	8,093,913
Lowe's Cos., Inc.	31,498	2,493,697
		18,673,151
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	36,718	3,510,241
EMC Corp.	414,528	11,262,726
Hewlett Packard Enterprise Co.	128,657	2,350,563
HP, Inc.	128,657	1,614,645
		18,738,175
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	99,580	4,056,889
Ralph Lauren Corp.	36,400	3,262,168
		7,319,057
TOTAL COMMON STOCKS (Cost $751,654,694)		835,637,243
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $22,334,000), at 0.20%, dated 6/30/16, due 7/1/16 (Delivery value $21,893,122)		21,893,000
State Street Institutional Liquid Reserves Fund, Premier Class	14,540	14,540
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,907,540)		21,907,540
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $773,562,234)		857,544,783
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,724,810)
TOTAL NET ASSETS — 100.0%		$855,819,973

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,080,920	AUD	2,841,875	Credit Suisse AG	9/30/16	$(31,931)
USD	64,517	AUD	87,492	Credit Suisse AG	9/30/16	(531)
USD	2,778,892	CAD	3,634,457	Morgan Stanley	9/30/16	(34,718)
USD	14,525,317	EUR	13,143,002	UBS AG	9/30/16	(106,813)
USD	683,296	EUR	615,241	UBS AG	9/30/16	(1,653)
USD	2,473,325	JPY	252,155,475	Credit Suisse AG	9/30/16	24,072
						$(151,574)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $773,562,234)	$857,544,783
Receivable for investments sold	4,227,879
Receivable for capital shares sold	211,528
Unrealized appreciation on forward foreign currency exchange contracts	24,072
Dividends and interest receivable	1,496,006
863,504,268

Liabilities
Foreign currency overdraft payable, at value (cost of $60,793)	75,302
Payable for investments purchased	3,995,425
Payable for capital shares redeemed	2,834,584
Unrealized depreciation on forward foreign currency exchange contracts	175,646
Accrued management fees	514,979
Distribution fees payable	88,359
7,684,295

Net Assets	$855,819,973

Net Assets Consist of:
Capital (par value and paid-in surplus)	$876,322,517
Distributions in excess of net investment income	(194,507)
Accumulated net realized loss	(104,123,681)
Net unrealized appreciation	83,815,644
$855,819,973

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$422,156,660	44,574,010	$9.47
Class II, $0.01 Par Value	$433,663,313	45,741,780	$9.48

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $84,989)	$10,584,927
Interest	12,520
10,597,447

Expenses:
Management fees	3,693,236
Distribution fees - Class II	505,852
Directors' fees and expenses	13,248
Other expenses	4,501
4,216,837
Fees waived	(721,536)
3,495,301

Net investment income (loss)	7,102,146

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,262,848
Foreign currency transactions	(591,992)
23,670,856

Change in net unrealized appreciation (depreciation) on:
Investments	31,709,390
Translation of assets and liabilities in foreign currencies	(193,560)
31,515,830

Net realized and unrealized gain (loss)	55,186,686

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,288,832

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2015
Increase (Decrease) in Net Assets	June 30, 2016	December 31, 2015
Operations
Net investment income (loss)	$7,102,146	$16,546,415
Net realized gain (loss)	23,670,856	118,460,449
Change in net unrealized appreciation (depreciation)	31,515,830	(170,208,397)
Net increase (decrease) in net assets resulting from operations	62,288,832	(35,201,533)

Distributions to Shareholders
From net investment income:
Class I	(3,900,843)	(9,220,306)
Class II	(3,676,341)	(8,671,895)
Class III	—	(159,675)
Decrease in net assets from distributions	(7,577,184)	(18,051,876)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(17,209,686)	(48,837,226)

Redemption Fees
Increase in net assets from redemption fees	—	10,008

Net increase (decrease) in net assets	37,501,962	(102,080,627)

Net Assets
Beginning of period	818,318,011	920,398,638
End of period	$855,819,973	$818,318,011

Undistributed (distributions in excess of) net investment income	$(194,507)	$280,531

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2016 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. On August 7, 2015, there were no outstanding Class III shares and the fund discontinued offering Class III.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

12

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to August 7, 2015, the fund may have imposed a 1.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and from 0.80% to 0.90% for Class II. From January 1, 2016 through July 31, 2016, the investment advisor agreed to waive 0.18% of the fund's management fee. Effective August 1, 2016, the investment advisor agreed to decrease the amount of the waiver from 0.18% to 0.15% of the fund’s management fee. The investment advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended June 30, 2016 was $357,322 and $364,214 for Class I and Class II, respectively. The effective annual management fee before waiver for each class for the six months ended June 30, 2016 was 0.97% and 0.87% for Class I and Class II, respectively. The effective annual management fee after waiver for each class for the six months ended June 30, 2016 was 0.79% and 0.69% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $951,527 and $4,945,920, respectively.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2016 were $199,337,694 and $212,321,039, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2016		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	3,182,429	$28,809,087	8,988,954	$82,756,006
Issued in reinvestment of distributions	417,992	3,798,962	1,000,492	9,032,325
Redeemed	(5,075,513)	(44,713,397)	(12,109,013)	(111,684,861)
	(1,475,092)	(12,105,348)	(2,119,567)	(19,896,530)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	2,610,098	23,610,391	5,009,077	46,360,967
Issued in reinvestment of distributions	404,086	3,676,341	959,450	8,671,895
Redeemed	(3,670,419)	(32,391,070)	(7,316,278)	(67,257,892)
	(656,235)	(5,104,338)	(1,347,751)	(12,225,030)
Class III/Shares Authorized	50,000,000		50,000,000
Sold			187,559	1,740,327
Issued in reinvestment of distributions			16,965	159,675
Redeemed			(2,019,139)	(18,615,668)
			(1,814,615)	(16,715,666)
Net increase (decrease)	(2,131,327)	$(17,209,686)	(5,281,933)	$(48,837,226)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$804,952,124	$30,685,119	—
Temporary Cash Investments	14,540	21,893,000	—
	$804,966,664	$52,578,119	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24,072	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$175,646	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $23,480,061.

The value of foreign currency risk derivative instruments as of June 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $24,072 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $175,646 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2016, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(600,331) in net realized gain (loss) on foreign currency transactions and $(191,868) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of June 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$781,631,799
Gross tax appreciation of investments	$109,640,657
Gross tax depreciation of investments	(33,727,673)
Net tax appreciation (depreciation) of investments	$75,912,984
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2015, the fund had accumulated short-term capital losses of $(118,674,453), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2016(3)	$8.85	0.08	0.63	0.71	(0.09)	$9.47	8.04%	0.80%(4)	0.98%(4)	1.84%(4)	1.66%(4)	25%	$422,157
2015	$9.41	0.18	(0.54)	(0.36)	(0.20)	$8.85	(3.88)%	0.80%	0.97%	1.96%	1.79%	47%	$407,398
2014	$8.45	0.15	0.95	1.10	(0.14)	$9.41	13.08%	0.84%	0.96%	1.66%	1.54%	44%	$453,412
2013	$6.52	0.14	1.92	2.06	(0.13)	$8.45	31.73%	0.88%	0.97%	1.79%	1.70%	51%	$430,392
2012	$5.80	0.11	0.73	0.84	(0.12)	$6.52	14.58%	0.94%	0.98%	1.74%	1.70%	47%	$354,809
2011	$5.86	0.10	(0.04)	0.06	(0.12)	$5.80	1.01%	0.98%	0.98%	1.74%	1.74%	67%	$362,221
Class II
2016(3)	$8.86	0.08	0.62	0.70	(0.08)	$9.48	7.95%	0.95%(4)	1.13%(4)	1.69%(4)	1.51%(4)	25%	$433,663
2015	$9.42	0.17	(0.55)	(0.38)	(0.18)	$8.86	(4.02)%	0.95%	1.12%	1.81%	1.64%	47%	$410,920
2014	$8.46	0.13	0.95	1.08	(0.12)	$9.42	12.89%	0.99%	1.11%	1.51%	1.39%	44%	$449,906
2013	$6.53	0.12	1.92	2.04	(0.11)	$8.46	31.48%	1.03%	1.12%	1.64%	1.55%	51%	$508,757
2012	$5.80	0.10	0.74	0.84	(0.11)	$6.53	14.58%	1.09%	1.13%	1.59%	1.55%	47%	$408,104
2011	$5.86	0.09	(0.04)	0.05	(0.11)	$5.80	0.86%	1.13%	1.13%	1.59%	1.59%	67%	$383,192

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2016 (unaudited).

(4)	Annualized.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 29, 2016, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund;

•	the wide range of other programs and services provided and to be provided to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries and the nature of services provided; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with their practice, the Directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

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In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment. The Board noted specifically the resources the Advisor has committed to enhancing cybersecurity protections for the benefit of shareholders.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board receives a report from the Advisor regarding the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to,

21

information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board particularly noted the Advisor’s continual efforts to maintain effective business continuity plans and to address cybersecurity threats. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.15% (e.g., the Class I unified fee will be reduced from 1.00% to 0.85%), beginning August 1,

22

2016. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Board received confirmation from the Advisor that all such payments by the Fund intended for distribution were made pursuant to the Fund's 12b-1 Plan. The Board reviewed such information and found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management fee is fair and reasonable in light of the services provided and that the investment management agreement between the Fund and the Advisor should be renewed.

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Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89941 1608

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 17, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 17, 2016